======================================================
                                 SEC FILE NOS. 33-5270
                                              811-4653
======================================================
           SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, D.C. 20549

                      FORM N-1A
               REGISTRATION STATEMENT
                        UNDER
             THE SECURITIES ACT OF 1933
           POST-EFFECTIVE AMENDMENT NO. 18
                REGISTRATION STATEMENT
                        UNDER
         THE INVESTMENT COMPANY ACT OF 1940
                    AMENDMENT NO. 17

      THE AMERICAN FUNDS TAX-EXEMPT SERIES I
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
             1101 VERMONT AVENUE, N.W.
              WASHINGTON, D.C. 20005
     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
               (202) 842-5665

                  HARRY J. LISTER
        WASHINGTON MANAGEMENT CORPORATION
            1101 VERMONT AVENUE, N.W.
             WASHINGTON, D.C. 20005
      (NAME AND ADDRESS OF AGENT FOR SERVICE)

                    COPIES TO:
              J. JUDE O'DONNELL, ESQ.
   THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
              805 FIFTEENTH STREET, N.W.
              WASHINGTON, D.C. 20005
           (COUNSEL FOR THE REGISTRANT)

   THE REGISTRANT FILED ITS 24F-2 NOTICE FOR FISCAL 1999 ON OCTOBER 8, 1999.
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 |X| IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON MARCH 15, 2000, PURSUANT TO PARAGRAPH (B) OF RULE 485.

                        [THE AMERICAN FUNDS GROUP LOGO]

                     The American Funds Tax-Exempt Series I

-------------------------------------

             The Tax-Exempt Fund of Maryland-Registered Trademark-The Tax-Exempt Fund of Virginia-Registered Trademark-

                                   PROSPECTUS

                                 MARCH 15, 2000

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE AMERICAN FUNDS TAX-EXEMPT SERIES I

1101 Vermont Avenue, N.W.
Washington, D.C. 20005

-------------------------------------------------------------------

TABLE OF CONTENTS

Risk/Return Summary                                               1
 ..................................................................
Fees and Expenses of the Fund                                     5
 ..................................................................
Investment Objectives, Strategies and Risks                       7
 ..................................................................
Management and Organization                                      11
 ..................................................................
Shareholder Information                                          13
 ..................................................................
Choosing a Share Class                                           14
 ..................................................................
Purchase and Exchange of Shares                                  15
 ..................................................................
Sales Charges                                                    16
 ..................................................................
Sales Charge Reductions and Waivers                              18
 ..................................................................
Plans of Distribution                                            19
 ..................................................................
How to Sell Shares                                               20
 ..................................................................
Distributions and Taxes                                          21
 ..................................................................
Financial Highlights                                             23

-------------------------------------------------------------------

The American Funds Tax-Exempt Series I (the "Trust") is a fully managed, diversified, open-end investment company consisting of two separate series, The Tax-Exempt Fund of Maryland (the "Maryland Fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund"). Except where the context indicates otherwise, references to the "fund" apply to each of these two tax-exempt bond funds.

24/25-010-0300/MC            THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

The fund's primary objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is to preserve your investment. It invests primarily in investment grade municipal bonds, and to a lesser extent lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia) including counties, cities, towns, and various regional or special districts.

The fund is designed for investors seeking income exempt from federal and state taxes, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, political or social events in the U.S. or abroad. Because the fund invests in securities issued by the respective state (Maryland or Virginia) municipalities, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. The values of debt securities may be affected by changing interest rates and credit risk assessments. In addition, lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      1

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

Unlike the bar charts, the investment results tables reflect each fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 3.75% deducted. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.

2   THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

THE MARYLAND FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
     (Results do not include a sales charge; if one were included, results would be lower.)

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90    5.86%
91    9.97%
92    8.37%
93   10.31%
94   -4.77%
95   16.45%
96    3.74%
97    8.96%
98    5.73%
99   -2.34%

The fund's highest/lowest QUARTERLY results during this time period were:
HIGHEST   6.32% (quarter ended March 31, 1995)
LOWEST   -4.58% (quarter ended March 31, 1994)

For periods ended December 31, 1999:

AVERAGE ANNUAL
TOTAL RETURN:                               ONE YEAR     FIVE YEARS  TEN YEARS  LIFETIME
----------------------------------------------------------------------------------------
Class A(1)
(with maximum sales charge deducted)            -6.01%     5.52%       5.66%     5.75%
 .......................................................................................
Class B(2)                                         N/A       N/A         N/A       N/A
 .......................................................................................
Lehman Brothers Municipal Bond Index(3)         -2.06%     6.91%       6.89%     7.44%
 .......................................................................................

Class A yield: 4.49%
(For current yield information: please call American FundsLine-Registered Trademark- at 1-800-325-3590)
(1) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON AUGUST 14, 1986.
(2) THE FUND IS BEGINNING INVESTMENT OPERATIONS FOR CLASS B SHARES ON MARCH 15, 2000.
(3) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX REPRESENTS THE LONG-TERM INVESTMENT GRADE MUNICIPAL BOND MARKET. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THE LIFETIME FIGURE IS FROM THE DATE THE FUND'S CLASS A SHARES BEGAN INVESTMENT OPERATIONS.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      3

THE VIRGINIA FUND
                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
     (Results do not include a sales charge; if one were included, results would be lower.)

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90    5.71%
91   11.26%
92    7.84%
93   11.29%
94   -4.78%
95   15.85%
96    3.49%
97    8.31%
98    5.69%
99   -2.52%

The fund's highest/lowest QUARTERLY results during this time period were:
HIGHEST   6.61% (quarter ended March 31, 1995)
LOWEST   -4.47% (quarter ended March 31,1994)

For periods ended December 31, 1999:

AVERAGE ANNUAL
TOTAL RETURN:                               ONE YEAR     FIVE YEARS  TEN YEARS  LIFETIME
----------------------------------------------------------------------------------------
Class A(1)
(with maximum sales charge deducted)            -6.18%     5.18%       5.64%     5.93%
 .......................................................................................
Class B(2)                                         N/A       N/A         N/A       N/A
 .......................................................................................
Lehman Brothers Municipal Bond Index(3)         -2.06%     6.91%       6.89%     7.44%
 .......................................................................................

Class A yield: 4.31%
(For current yield information: please call American FundsLine-Registered Trademark- at 1-800-325-3590)
(1) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON AUGUST 14, 1986.
(2) THE FUND IS BEGINNING INVESTMENT OPERATIONS FOR CLASS B SHARES ON MARCH 15, 2000.
(3) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX REPRESENTS THE LONG-TERM INVESTMENT GRADE MUNICIPAL BOND MARKET. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THE LIFETIME FIGURE IS FROM THE DATE THE FUND'S CLASS A SHARES BEGAN INVESTMENT OPERATIONS.

4    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      CLASS A      CLASS B
-------------------------------------------------------------------
Maximum sales charge imposed on purchases
(AS A PERCENTAGE OF OFFERING PRICE)             3.75%(1)     0.00%
 ..................................................................
Maximum sales charge imposed on
reinvested dividends                            0.00%        0.00%
 ..................................................................
Maximum deferred sales charge                   0.00%(2)     5.00%(3)
 ..................................................................
Redemption or exchange fees                     0.00%        0.00%

(1) SALES CHARGES ARE REDUCED OR ELIMINATED FOR PURCHASES OF $100,000 OR MORE.
(2) A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING PURCHASES OF $1 MILLION OR MORE MADE WITHOUT A SALES CHARGE.
(3) DEFERRED SALES CHARGES ARE REDUCED AFTER 12 MONTHS AND ELIMINATED AFTER SIX YEARS.

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)      CLASS A      CLASS B(1)
--------------------------------------------------------------------------
THE MARYLAND FUND
--------------------------------------------------------------------------
Management Fees                                     0.42%          0.42%
Distribution and/or Service (12b-1) Fees            0.25%(2)       1.00%(3)
Other Expenses                                      0.11%          0.11%
Total Annual Fund Operating Expenses                0.78%          1.53%

THE VIRGINIA FUND
--------------------------------------------------------------------------
Management Fees                                     0.41%          0.41%
Service (12b-1) Fees                                0.25%(2)       1.00%(3)
Other Expenses                                      0.11%          0.11%
Total Annual Fund Operating Expenses                0.77%          1.52%

(1) BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
(2) CLASS A 12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.
(3) CLASS B 12B-1 EXPENSES MAY NOT EXCEED 1.00% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      5

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expenses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                         YEAR  YEAR    YEAR    YEAR
                                         ONE   THREE   FIVE     TEN
---------------------------------------------------------------------
THE MARYLAND FUND
Class A                                  $452  $615   $  792  $ 1,305
Class B - assuming redemption            $656  $883   $1,034  $ 1,621*
       assuming no redemption            $156  $483   $  834  $ 1,621*
---------------------------------------------------------------------

THE VIRGINIA FUND
Class A                                  $451  $612   $  787  $ 1,293
Class B - assuming redemption            $655  $880   $1,029  $ 1,610
       assuming no redemption            $155  $480   $  829  $ 1,610
---------------------------------------------------------------------

6    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

-------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and the respective state (Maryland or Virginia) income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing primarily in investment grade municipal bonds, and to a lesser extent lower quality bonds, issued by municipalities in the respective state (Maryland or Virginia). Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. In addition, the fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes.

Because the fund invests in securities of issuers within the state of Maryland or Virginia, the fund is more susceptible to factors adversely affecting issuers of such state's securities than is a comparable municipal bond mutual fund which does not concentrate in a single state. Both Maryland and Virginia are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents that are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland's economy is based largely on manufacturing, the service trade, and financial, real estate and insurance entities. Virginia's economy is most dependent on the government sector, manufacturing and financial services. To the extent there are changes to any of these sectors the fund may be adversely impacted. More detailed information about the fund's risks is contained in the statement of additional information.

The fund will invest primarily in debt securities rated Baa or BBB or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation (or unrated but determined by the investment adviser to be of equivalent quality) and may invest up to 20% of its assets in lower quality, lower rated debt securities rated Ba and BB or below. The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds may be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks by doing

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      7
a credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund may also hold cash and invest in money market instruments or taxable debt securities. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective but it also would reduce the fund's exposure in the event of a market downturn and provides liquidity to make additional investments or to meet redemptions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities which represent good long-term investment opportunities.

8    THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

ADDITIONAL INVESTMENT RESULTS

For periods ended December 31, 1999:

The Maryland Fund

AVERAGE ANNUAL
TOTAL RETURN(1)                             ONE YEAR      FIVE YEARS  TEN YEARS     LIFETIME
-----------------------------------------------------------------------------------------------
Class A(2)
 (with no sales charge deducted)                 -2.34%     6.33%       6.06%             6.05%

 ..............................................................................................
Class B(3)                                         N/A       N/A         N/A               N/A

(1) THESE FUND RESULTS WERE CALCULATED AT NET ASSET VALUE ACCORDING TO A FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON AUGUST 14, 1986.

(2) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS B SHARES ON MARCH 15, 2000.

The Virginia Fund

AVERAGE ANNUAL
TOTAL RETURN(1)                             ONE YEAR      FIVE YEARS  TEN YEARS     LIFETIME
-----------------------------------------------------------------------------------------------
Class A(2)
 (with no sales charge deducted)                 -2.52%     5.99%       6.04%             6.23%
 ..............................................................................................
Class B(3)                                         N/A       N/A         N/A               N/A

(1) THESE FUND RESULTS WERE CALCULATED AT NET ASSET VALUE ACCORDING TO A FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS.

(2) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON AUGUST 14, 1986.

(3) THE FUND IS BEGINNING INVESTMENT OPERATIONS FOR CLASS B SHARES ON MARCH 15, 2000.

                      THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      9

   THE MARYLAND FUND

   THE FOLLOWING CHART ILLUSTRATES THE QUALITY RATINGS OF THE VARIOUS BONDS HELD IN THE PORTFOLIO AS OF THE END OF THE FUND'S FISCAL YEAR, JULY 31, 1999. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A DESCRIPTION OF QUALITY RATINGS.

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                             45.9%
AA                              16.4%
A                               10.0%
BBB                             10.7%
BB                               7.8%
B                                2.0%
Cash and Short-term Securities   7.2%

   BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO TIME.

   THE VIRGINIA FUND

   THE FOLLOWING CHART ILLUSTRATES THE QUALITY RATINGS OF THE VARIOUS BONDS HELD IN THE PORTFOLIO AS OF THE END OF THE FUND'S FISCAL YEAR, JULY 31, 1999. SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR A DESCRIPTION OF QUALITY RATINGS.

 EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AAA                             40.5%
AA                              31.5%
A                                7.9%
BBB                              5.6%
BB                               9.8%
Cash and Short-term Securities   4.7%

   BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO TIME.

10     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

-------------------------------------------------------------------

MANAGEMENT AND ORGANIZATION

BUSINESS MANAGER

Washington Management Corporation, since the fund's inception, has provided the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund.

Total management fees paid by the fund to its business manager and investment adviser, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the report issued by the Investment Company Institute's Advisory Group on Personal Investing.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      11

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio.
The primary individual portfolio counselors for The Tax-Exempt Fund of Maryland and Virginia are listed below.

                                                                                                     YEARS OF EXPERIENCE AS
                                                                                                     INVESTMENT PROFESSIONAL
                                                                                                         (INCLUDING THE
                                                                                                        LAST FIVE YEARS)
PORTFOLIO COUNSELORS                                                                             WITH CAPITAL
        FOR                                                        YEARS OF EXPERIENCE           RESEARCH AND
    THE AMERICAN                                               AS PORTFOLIO COUNSELOR FOR         MANAGEMENT
     FUNDS TAX-                                                  THE AMERICAN FUNDS TAX-          COMPANY OR
  EXEMPT SERIES I              PRIMARY TITLE(S)                      EXEMPT SERIES I            ITS AFFILIATES      TOTAL YEARS
---------------------------------------------------------------------------------------------------------------------------------
DAVID A. HOAG         Vice President and Director,         7 years                              9 years           12 years
                      Capital Research Company*
---------------------------------------------------------------------------------------------------------------------------------
BRENDA S. ELLERIN     Vice President and Director,         7 years                              9 years           10 years
                      Capital Research Company*
---------------------------------------------------------------------------------------------------------------------------------

 * A WHOLLY OWNED SUBSIDIARY OF CAPITAL RESEARCH AND MANAGEMENT COMPANY.

12     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                                     [MAP]

  WESTERN               WESTERN CENTRAL       EASTERN CENTRAL       EASTERN
  SERVICE CENTER        SERVICE CENTER        SERVICE CENTER        SERVICE CENTER
  American Funds        American Funds        American Funds        American Funds
  Service Company       Service Company       Service Company       Service Company
  P.O. Box 2205         P.O. Box 659522       P.O. Box 6007         P.O. Box 2280
  Brea, California      San Antonio, Texas    Indianapolis,         Norfolk, Virginia
  92822-2205            78265-9522            Indiana               23501-2280
  Fax: 714/671-7080     Fax: 210/474-4050     46206-6007            Fax: 757/670-4773
                                              Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. Additionally, accounts held by investment dealers may not offer certain services. If you have any questions, please contact your dealer.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      13

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

Factors you should consider in choosing a class of shares include:

      l  How long you expect to own the shares

      l  How much you intend to invest

      l  The expenses associated with owning shares of each class

      l Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISOR TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

Differences between Class A and Class B shares include:

                CLASS A                              CLASS B
------------------------------------------------------------------------
Initial sales charge of up to 3.75%.      No initial sales charge.
Sales charges are reduced for purchases
of $100,000 or more
(see "Sales Charges -- Class A").
 .......................................................................
Distribution and service (12b-1)          Distribution and service
fees of up to 0.25% annually.             (12b-1)
                                          fees of up to 1.00% annually.
 .......................................................................
Higher dividends than Class B shares      Lower dividends than Class A
due to lower annual expenses.             shares due to higher
                                          distribution fees and other
                                          expenses.
 .......................................................................
No contingent deferred sales charge       A contingent deferred sales
(except on certain redemptions on         charge
purchases of $1 million or more bought    if you sell shares within six
without an initial sales charge).         years of buying them. The
                                          charge starts at 5% and
                                          declines thereafter until it
                                          reaches 0% after six years.
                                          (see "Sales Charges --
                                          Class B").
 .......................................................................
No purchase maximum.                      Maximum purchase of $100,000.
 .......................................................................
                                          Automatic conversion to
                                          Class A shares after eight
                                          years, reducing future annual
                                          expenses.
 .......................................................................

14     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

PURCHASE MINIMUMS FOR CLASS A AND B SHARES

----------------------------------------------------------------------
To establish an account                                       $  1,000
To add to an account                                          $     50

PURCHASE MAXIMUM FOR CLASS B SHARES                           $100,000

SHARE PRICE

The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      15
calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of Certain Class A and B shares may be subject to contingent deferred sales charges.

--------------------------------------------------------------------------------

SALES CHARGES

CLASS A

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below.

                                                     SALES CHARGE AS A
                                                       PERCENTAGE OF
                                               ------------------------------
                                                             .
                                                                     NET           DEALER CONCESSION
                                                 OFFERING           AMOUNT              AS % OF
INVESTMENT                                        PRICE            INVESTED         OFFERING PRICE
----------------------------------------------------------------------------------------------------
Less than $100,000                                3.75%             3.90%                3.00%
 ...................................................................................................
$100,000 but less than $250,000                   3.50%             3.63%                2.75%
 ...................................................................................................
$250,000 but less than $500,000                   2.50%             2.56%                2.00%
 ...................................................................................................
$500,000 but less than $750,000                   2.00%             2.04%                1.60%
 ...................................................................................................
$750,000 but less than $1 million                 1.50%             1.52%                1.20%
 ...................................................................................................
$1 million or more and certain other
investments described below                    see below         see below          see below
 ...................................................................................................

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers

16     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS
involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs, may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

CLASS B

Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE
ON SHARES SOLD WITHIN YEAR                     AS A % OF SHARES BEING SOLD
-------------------------------------------------------------------------------------------
                    1                               5.00%
                    2                               4.00%
                    3                               4.00%
                    4                               3.00%
                    5                               2.00%
                    6                               1.00%

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

CLASS B CONVERSION TO A SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      17

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family".

REDUCING YOUR CLASS A SALES CHARGES

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

AGGREGATING ACCOUNTS

To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

- trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

-  solely controlled business accounts.

-  single-participant retirement plans.

Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

CONCURRENT PURCHASES

You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various

18     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

You may take into account the current value of your existing Class A and B holdings in The American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of the money market funds are excluded.

STATEMENT OF INTENTION

You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine that applicable sales charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

For information, please consult your financial adviser, "Welcome to the Family," and the statement of additional information.

--------------------------------------------------------------------------------

PLANS OF DISTRIBUTION

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS 19 service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

--------------------------------------------------------------------------------

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

20     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE-REGISTERED TRADEMARK- OR AMERICAN FUNDSLINE ONLINE-REGISTERED TRADEMARK-:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR AMERICAN FUNDSLINE ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund declares dividends from net investment income daily and distributes the accrued dividends which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in November. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      21
not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAX CONSEQUENCES

Interest on municipal bonds is generally not included in gross income for federal income tax purposes. Each fund is permitted to pass through to its shareholders federally tax-exempt income subject to certain requirements. However, the fund may invest in obligations which pay interest that is subject to state and local taxes when distributed by the fund.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes to the extent they include income from debt securities that are not exempt from tax -- unless you are exempt from taxation.

It is anticipated that federal exempt-interest dividends paid by the fund and derived from interest on bonds exempt from the respective state (Maryland or Virginia) income tax will also be exempt from such state's corporate and personal income tax. To the extent the fund's dividends are derived from interest on debt obligations other than the respective state (Maryland or Virginia) municipal securities, such dividends will be subject to such state's state income tax even though the dividends may be exempt from federal income tax.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

22     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand each fund's results for the past five years and is currently only shown for Class A Shares. A similar table will be shown for Class B shares beginning with the funds' 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the statement of additional information, which is available upon request.

THE MARYLAND FUND

                                                        YEAR ENDED JULY 31
                                                .................................
                                           1999      1998      1997      1996      1995
                                         ------------------------------------------------
Net asset value,
beginning of year                          $16.04    $16.02    $15.39    $15.29    $15.00
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                         .74       .78       .79       .80       .80
Net gains (losses) on securities
(both realized and unrealized)               (.37)      .14       .63       .10       .29
-----------------------------------------------------------------------------------------
Total from investment operations              .37       .92      1.42       .90      1.09
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net investment income)       (.74)     (.78)     (.79)     (.80)     (.80)
Distributions (from capital gains)           (.10)     (.12)       --        --        --
 ........................................................................................
Total distributions                          (.84)     (.90)     (.79)     (.80)     (.80)
-----------------------------------------------------------------------------------------
Net asset value, end of year               $15.57    $16.04    $16.02    $15.39    $15.29
-----------------------------------------------------------------------------------------
Total return(1)                             2.28%     5.89%     9.52%     5.95%     7.58%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)        $110      $101       $87       $80       $75
 ........................................................................................
Ratio of expenses to average net assets      .78%      .79%      .82%      .81%      .78%
 ........................................................................................
Ratio of net income to average net
assets                                      4.63%     4.84%     5.08%     5.14%     5.38%
 ........................................................................................
Portfolio turnover rate                    11.38%    10.30%    15.27%    16.01%    20.91%

(1)EXCLUDES SALES CHARGE.

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      23

THE VIRGINIA FUND

                                                        YEAR ENDED JULY 31
                                                .................................
                                           1999      1998      1997      1996      1995
                                         ------------------------------------------------
Net asset value,
beginning of year                          $16.36    $16.37    $15.77    $15.79    $15.49
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                         .73       .78       .80       .81       .83
Net gains (losses) on securities
(both realized and unrealized)               (.36)      .03       .60       .03       .30
-----------------------------------------------------------------------------------------
Total from investment operations              .37       .81      1.40       .84      1.13
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net investment income)       (.73)     (.78)     (.80)     (.81)     (.83)
Distributions (from capital gains)           (.18)     (.04)       --      (.05)       --
 ........................................................................................
Total distributions                          (.91)     (.82)     (.80)     (.86)     (.83)
-----------------------------------------------------------------------------------------
Net asset value, end of year               $15.82    $16.36    $16.37    $15.77    $15.79
-----------------------------------------------------------------------------------------
Total return(1)                             2.21%     5.08%     9.10%     5.46%     7.56%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in millions)        $125      $115      $101       $90       $92
 ........................................................................................
Ratio of expenses to average net assets      .77%      .78%      .81%      .79%      .79%
 ........................................................................................
Ratio of net income to average net
assets                                      4.46%     4.73%     4.99%     5.11%     5.37%
 ........................................................................................
Portfolio turnover rate                    12.72%    24.66%    18.41%    27.34%    32.18%

(1)EXCLUDES SALES CHARGE.

24     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

--------------------------------------------------------------------------------

NOTES

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      25

-------------------------------------------------------------------

NOTES

26     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

-------------------------------------------------------------------

NOTES

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      27

-------------------------------------------------------------------

NOTES

28     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS

-------------------------------------------------------------------

NOTES

                     THE AMERICAN FUNDS TAX-EXEMPT SERIES I / PROSPECTUS      29

FOR SHAREHOLDER SERVICES                        American Funds Service Company
                                                                  800/421-0180
FOR RETIREMENT PLAN SERVICES          Call your employer or plan administrator
FOR DEALER SERVICES                                American Funds Distributors
                                                           800/421-9900 Ext.11
FOR 24-HOUR INFORMATION               American FundsLine-Registered Trademark-
                                                                  800/325-3590
                               American FundsLine OnLine-Registered Trademark-
                                                  http://www.americanfunds.com

            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                                 *  *  *  *  *

MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODE OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The investment adviser's code of ethics describes the personal investing policy adopted by the fund's investment adviser and its affiliated companies.

The code of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http:// www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

Investment Company File No. 811-4653            [LOGO] Printed on recycled paper


                 THE AMERICAN FUNDS TAX-EXEMPT SERIES I
                   THE TAX-EXEMPT FUND OF MARYLAND
                   THE TAX-EXEMPT FUND OF VIRGINIA
                                PART B
                STATEMENT OF ADDITIONAL INFORMATION
                             MARCH 15, 2000

This document is not a prospectus but should be read in conjunction with the current Prospectus dated March 15, 2000 of The American Funds Tax-Exempt Series I (the "Trust"). The Trust currently consists of two series, The Tax-Exempt Fund of Maryland (the "Maryland Fund" or "fund") and The Tax-Exempt Fund of Virginia (the "Virginia Fund" or "fund"). Except where the context indicates otherwise, all references herein to the "fund" apply to each of the two funds. The Prospectus may be obtained from your securities dealer or financial planner or by writing to the Trust at the following address:

THE AMERICAN FUNDS TAX-EXEMPT SERIES I
Attention:  Secretary
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(202) 842-5665
                               TABLE OF CONTENTS

ITEM                                                               PAGE NO.

Certain and Investment Limitations and Techniques                B-1

Description of Certain Securities and Investment Techniques     B-2

Investment Restrictions                                         B-5

Fund Organization                                               B-7

Trust Officers and Trustees, including Trustee Compensation     B- 9

Management                                                       B-12

Dividends and Distributions                                     B-14

Additional Information Concerning Taxes                         B-14

Purchasing Shares                                               B-16

Sales Charges                                                   B-19

Sales Charge Reductions and Waivers                             B-21

Individual Retirement Account (IRA) Rollovers                   B-23

Price of Shares                                                 B-23

Selling Shares                                                  B-24

Shareholder Account Services and Privileges                     B-25

Execution of Portfolio Transactions                             B-27

General Information                                             B-28

Class A Share Investment Results                                B-29

Description of Ratings for Debt Securities                      B-30

Financial Statements                                            Attached


                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.
 The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from both federal and the respective state (Maryland or Virginia) tax.

 The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

 The fund may invest up to 20% of its assets in straight debt securities (not including convertible securities) rated Ba and BB or below (or unrated but determined to be of equivalent quality).

Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or it is not rated and its quality becomes equivalent to such a security), if, as a result of a downgrade or otherwise, the fund holds more than 20% of its assets in these securities, the fund will dispose of the excess as deemed prudent by the investment adviser.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions. The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general their prices decline when interest rates rise and vice versa.

High-yield, high-risk bonds rated Ba or below by Standard & Poor's Corporation or BB or below by Moody's Investors Services, Inc. (or unrated but considered to be of equivalent quality) are described by the ratings agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds. Certain risk factors relating to "high-yield, high-risk bonds" are discussed below.

Certain risk factors relating to "lower quality, lower rated" bonds are described below.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower quality, lower rated bonds can be very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower quality, lower rated bonds.

PAYMENT EXPECTATIONS - Lower quality, lower rated bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a lower quality, lower rated bond's value will decrease in a rising interest market, as will the value of the fund's assets.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower quality, lower bonds, especially in a thin market.

MUNICIPAL BONDS - Municipal bonds are generally debt obligations issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds and to the exclusion from gross income for federal income tax purposes and, where applicable, the exemption from state and local income tax are rendered by bond counsel to the respective issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation and limited obligation (revenue) bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality and may be considered a general obligation of the entity making annual rental payments to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

MUNICIPAL INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components; a fixed "real coupon" or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the security begins to pay interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For the purpose of diversification, pre-refunded bonds will be treated as governmental issues.
FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund purchases such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

As the fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in amounts sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily would be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

TEMPORARY INVESTMENTS - The fund may invest in short-term municipal obligations with a maturity of one year or less during periods of temporary defensive strategy or when such investments are considered advisable for liquidity. Generally, the income from all such securities is exempt from federal income tax. See "Additional Information Concerning Taxes" below. Further, a portion of the fund's assets, which normally will be less than 20% of assets, may be held in cash or invested in high quality taxable short-term securities with a maturity of one year or less. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements (which are described below).

REPURCHASE AGREEMENTS - Although the fund has no current intention to do so during the next 12 months, it may enter on a temporary basis into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian bank collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by a fund may be delayed or limited.

ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Longer term securities ordinarily yield more than shorter term securities but are subject to greater and more rapid price fluctuation.
Keeping in mind the fund's objective of producing a high level of current income, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.

ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

QUALITY - Securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials also tend to fluctuate in response to political, economic and supply/demand factors. The Investment Adviser will attempt to take advantage of these fluctuations by adjusting the concentration of portfolio securities in any given quality category according to the value disparities produced by these yield relationship fluctuations.

The Investment Adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. The fund does not anticipate its portfolio turnover to exceed 100% annually. The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once every year. See "Financial Highlights" in the Prospectus for the fund's portfolio turnover for each of the last five years.

RISK OF NON-COMPLIANCE WITH CERTAIN FEDERAL REQUIREMENTS - The Internal Revenue Code of 1986, as amended, imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The provisions of the Code generally apply to bonds issued after August 15, 1986. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

                            INVESTMENT RESTRICTIONS

The fund has adopted certain investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940, (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. These restrictions provide that the fund may not:
 1. Invest more than 5% of the value of its total assets in the securities of any one issuer or hold more than 10% of any class of securities of any one issuer (for this purpose all indebtedness of an issuer shall be deemed a single class), provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the U.S. Government or its agencies or instrumentalities;
 2. Enter into any repurchase agreement maturing in more than seven days (unless subject to a demand feature of seven days or less) if any such investment, together with any illiquid securities held by the fund, exceeds 10% of the value of its total assets;
 3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;
 4. Acquire securities subject to legal or contractual restrictions on disposition;
 5. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;
 6. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;
 7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;
 8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;
 9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 10% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;
 10. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;
 11. Invest in companies for the purpose of exercising control or management;
 12. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;
 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;
 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;
   15. Purchase or retain the securities of any issuer, if, to the knowledge of the fund, those individual officers and Trustees of the Trust, its Investment Adviser, or principal underwriter, each owning beneficially more than $ of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;
 16. Invest more than 5% of the value of the fund's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors, except those issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or municipal bonds rated at least "A" by either Moody's Investors Service, Inc. or Standard & Poor's Corporation; or
 17. Invest more than 25% of its assets in securities of any industry although, for purposes of this limitation, the issuers of municipal securities and U. S. Government obligations are not considered to be part of any industry. Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.
For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.
For purposes of investment restriction number 13, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.
Another policy of the fund which is not deemed a fundamental policy, and thus may be changed by the Board of Trustees without shareholder approval, is that the fund may not invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund is an open-end, diversified management investment company. It was organized as a Massachusetts business trust in 1986. All fund operations are supervised by the fund's board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the board who are not affiliated with the business manager or investment adviser or their affiliates are paid certain fees for services rendered to the fund as decribed in "Trust Officers and Trustees" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.
As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of 10% of the outstanding shares of the Trust. At such a meeting, a Trustee may be removed after the holders of record of not less than a majority of the outstanding shares of the Trust have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares of the Trust voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except that amendments to change the name of the Trust, to correct any ambiguous, defective or inconsistent provision of, or to supply any omission to, the Declaration of Trust, to establish new funds, or to reduce or eliminate the payment of taxes by the Trust may be made by the Trustees without the vote or consent of Shareholders. If not terminated by the vote or written consent of a majority of the outstanding shares, the Trust will continue indefinitely.

The fund currently issues shares in two series with each series issuing two classes of shares - Class A and Class B. The Board of Trustees may establish additional series of shares in the future. Each "series" of shares represents interests in a separate portfolio and has its own investment objectives and policies. When more than one series of shares is outstanding, shares of all series will vote together for a single set of Trustees, and on other matters affecting the entire Trust, with each share entitled to a single vote. On matters affecting only one series, only the shareholders of that series shall be entitled to vote. On matters relating to more than one series but affecting the series differently, separate votes by series are required. The shares of each class in each series represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests of another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the Trust was organized, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the Trust or Trustees. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust and also provides for the Trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.
Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The Trust will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder. TRUST OFFICERS AND TRUSTEES
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
TRUSTEE COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
AFFILIATED
                                                                      COMPENSATION/1/) FROM FUNDS   AFFILIATED WITH THE   FUND
BOARDS
                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       ON WHICH

                                                                      7/31/99                    GROUP FOR THE YEAR   TRUSTEE

                                                                                                  ENDED 7/31/99       SERVES



Cyrus A. Ansary             Trustee             Investment Services   $2,500                     $53,200              3

1725 K Street, N.W., Suite 410                            International Co. LLC,

Washington, D.C. 20006                             President

    Age: 65


Stephen Hartwell*{          Chairman Emeritus   Washington Management   none/3/                    none/3/              3

    Age: 84                  and Trustee        Corporation, Chairman of

                                                the Board


James H. Lemon, Jr.*{       Chairman of the     The Johnston-Lemon    none/3/                    none/3/              3

    Age: 63                 Trust               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President and Trustee   Washington Management   none/3/                    none/3/              3

    Age: 63                                     Corporation, President

                                                and

                                                Director


Jean Head Sisco             Trustee             Sisco Associates,     $3,500                     $23,100              3

5335 Wisconsin Avenue, N.W.                       Partner

Washington, D.C. 2001508

    Age: 74


T. Eugene Smith             Trustee             T. Eugene Smith, Inc.,   $3,700                     $55,300              3

666 Tintagel Lane                               President

McLean, VA 22101

    Age: 69


Stephen G. Yeonas           Trustee             Stephen G. Yeonas     $3,500/2/                  $23,100              3

1355 Beverly Road, Suite 102                       Company,

McLean, VA 22101                                Chief Executive Officer

    Age: 74






                                 OTHER OFFICERS

HOWARD L. KITZMILLER{         LOIS A. ERHARD{              MICHAEL W. STOCKTON{         J. LANIER FRANK{
Senior Vice President, Secretary    Vice President               Assistant Vice President, Assistant   Assistant VicePresident
and Treasurer                 Washington Management Corporation,   Secretary and Assistant Treasurer   Washington Management
Corporation,
Washington Management Corporation,   Vice President (Age: 47)     Washington Management        Assistant Vice President (Age: 38)
Director, Senior Vice President, Secretary and                                Corporation,

Assistant Treasurer (Age: 69)                                Vice President, Assistant Secretary
                                                            and Assistant Treasurer (Age: 32)


# Positions within the organizations listed may have changed during this period.
* Trustees who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
/1/Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.
/2/Since the plan's adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through 9/30/99, for participants is as follows: Trustee Stephen G. Yeonas ($33,448). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Trustee.
/3/Stephen Hartwell, James H. Lemon, Jr. and Harry J. Lister are affiliated with the Business Manager and, accordingly, receive no compensation from the funds.
All of the officers listed are officers of the Business Manager.   All of the
Trustees and officers are also officers and/or directors of one or more of the other funds for which Washington Management Corporation serves as Business Manager. No Trustee compensation is paid by the funds to any officer or Trustee who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. Each fund pays an annual retainer fee of $750, an attendance fee of $200 per meeting and $100 per Committee meeting to unaffiliated Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of those fees through a deferred compensation plan in effect for the funds. Each fund also reimburses certain meeting-related expenses of the Trustees.
The Business Manager has established a charitable foundation, the Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501 (c)(3) or 509(a)(2) of the Internal Revenue Code. Trustees and officers of the fund, as well as all employees of the Business Manager and its afffiliates, may particpate in a gift matching program sponsored by the Foundation.

As of February 29, 2000, the officers and Trustees and their families as a group, owned beneficially or of record 1.76% and 1.80%, respectively, of the outstanding shares of the Maryland and Virginia funds.

                                   MANAGEMENT
BUSINESS MANAGER - Since its inception, the Trust has operated under a Business Management Agreement with Washington Management Corporation (the "Business Manager"), 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides all services required to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, Federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.
The Business Manager receives a fee at the annual rate of 0.135% of the first $60 million of the fund's net assets plus 0.09% of the fund's net assets in excess of $60 million plus 1.35% of gross investment income. For the fiscal years ended July 31, 1999, 1998, and 1997 the Business Manager's fees were $202,000, $181,000 and $165,000 for the Maryland Fund and $224,000, $201,000
and $184,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1999, the Business Manager's fees for the Maryland Fund amounted to 0.188% of average net assets and for the Virginia Fund amounted to 0.183% of average net assets.
INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel.

The Investment Adviser is responsible for more than $300 billion of stocks, bonds and money market instruments and serves over 11 million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

The Investment Adviser receives a fee at the annual rate of 0.165% of the first $60 million of the fund's net assets plus 0.12% of the fund's net assets in excess of $60 million plus 1.65% of gross investment income. For the fiscal years ended July 31, 1999, 1998, and 1997 the Investment Adviser's fees were $252,000, $224,000 and $203,000, for the Maryland Fund and $279,000, $250,000
and $229,000 for the Virginia Fund, respectively. For the fiscal year ended July 31, 1999, the Investment Adviser's fees for the Maryland Fund amounted to 0.234% of average net assets and for the Virginia Fund amounted to 0.228% of average net assets.
BUSINESS MANAGEMENT AGREEMENT AND INVESTMENT ADVISORY AGREEMENT - The Business Management Agreement and Investment Advisory Agreement, unless sooner terminated, will continue in effect until July 31, 2000 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually as to the fund by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements also provide that either party has the right to terminate them, without penalty, upon sixty (60) days' written notice to the other party and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).
The fund pays all expenses not specifically assumed by the Business Manager or the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses; expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; the fund's distribution expenses pursuant to the Plan of Distribution; compensation, fees and expenses paid to Trustees who are not "interested persons" of the Trust; association dues; and costs of stationery, forms and certificates prepared exclusively for the fund.

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc.(the Principal Underwriter) is the principal underwriter of the fund's shares. The Princiapl Underwiter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 Sotuh State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. Each fund in theTrust has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the Prospectus). The Principal Underwriter receives amounts payable pursuant to the Plans (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. For the fiscal years ended July 31, 1999, 1998 and 1997 the commissions on Class A Maryland Fund shares totaled $405,000, $250,000, and $170,000 of which the Principal Underwriter retained $80,000, $48,00 and $32,000, respectively, while the Class A commissions on the Virginia Fund shares totaled $427,000, $300,000 and $265,000 of which the Principal Underwriter retained $87,000, $58,000 and $52,000, respectively.
 Johnston, Lemon & Co. Incorporated ("Johnston, Lemon"), a wholly-owned subsidiary of the business manager's parent company, The Johnston-Lemon Group, Inc. ("JLG"), received commission amounts of $39,000, $44,000, and $27,000, and $23,000, $41,000 and $35,000, respectively, for the fiscal years ended July 31, 1999, 1998 and 1997, on its retail sales of the Maryland and Virginia Funds and the Distribution Plans of the funds, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the funds.
As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement, and the Plans have been approved by the vote of a majority of the outstanding voting securities of the Trust. The officers and Trustees who are "interested persons" of the Trust may be considered to have a direct or indirect financial interest in the operation of the Plans due to present or past affiliations with the Business Manager. Potential benefits of the Plans to the fund are improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not interested persons during the existence of the Plans. The Plans may not be amended to increase materially the amount to be spent for distribution without shareholder approval. The Board of Trustees reviews quarterly a written report of amounts expended under the Plans or any related agreement and the purposes for which such expenditures were made and approves annually any continuance of the Plans.
Under the Plans the fund may expend up to 0.25% of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.

Commissions on sales of Class A shares exceeding $1 million (inluding purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the Trust's fiscal year ended July 31, 1999, distribution expenses under the Class A Plan paid or payable to the Principal Underwriter were $268,000 for the Maryland Fund and $305,000 for the Virginia Fund, all of which was used as compensation to dealers and wholesalers. As of July 31, 1999, accrued and unpaid distribution expenses were $45,000 and $52,000, respectively.

OTHER COMPENSATION TO DEALERS - American Funds Distributors, at its expense (from a designated percentage of its income) currently provides additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

All officers of the fund and three of its Trustees, who are "interested persons" of the fund, are officers or directors of Washington Management Corporation, a wholly-owned subsidiary of JLG. Johnston, Lemon participates in receiving dealer service fee payments from the Plans. Some of the fund's officers and three Directors who are "interested persons" of the fund are also registered representatives with Johnston, Lemon and, as such, to the extent they have sold shares of the fund, receive a portion of the service fee payments in the same manner as all other Johnston, Lemon registered representatives.

                          DIVIDENDS AND DISTRIBUTIONS
DIVIDENDS AND DISTRIBUTIONS - For the purpose of calculating dividends, daily net investment income of the fund consists of: (a) all interest income accrued on the fund's investments including any discount or premium ratably amortized to the date of maturity or determined in such other manner as may be deemed appropriate; minus (b) all liabilities accrued, including interest, taxes and other expense items, amounts determined and declared as dividends or distributions and reserves for contingent or undetermined liabilities, all determined in accordance with generally accepted accounting principles.
If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, the shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.
                     ADDITIONAL INFORMATION CONCERNING TAXES
The following is only a summary of certain additional tax considerations generally affecting the fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the fund or its shareholders, and the discussion here and in such fund's Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations. GENERAL - The fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., plans qualified under Section 401 of the Internal Revenue Code, Keogh-type plans and individual retirement accounts). Such retirement plans would not gain any additional benefit from the tax-exempt nature of the fund's dividends because such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the fund may not be an appropriate investment for entities which are "substantial users" of facilities financed by industrial development bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in their trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.
The fund intends to meet all the requirements and to elect the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the fund will not be subject to federal income taxes to the extent it distributes its net investment income and net realized capital gains, if any, to shareholders. The fund must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by it during the taxable year.
The percentage of total dividends paid by the fund with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") for Federal tax purposes will be the same for all shareholders receiving dividends during such year. In order for the fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Trust's and fund's assets must consist of tax-exempt obligations. Not later than 60 days after the close of its taxable year, the fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.
Interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the shareholder's taxable year.
If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.
While the Fund does not expect to realize substantial long-term capital gains, any net realized long-term capital gains will be distributed annually. The fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the fund's shares. Such distributions will be designated as a capital gains dividend in a written notice mailed by the fund to shareholders not later than 60 days after the close of the fund's taxable year. The fund may also make a distribution of net realized long-term capital gains near the end of the calendar year to comply with certain requirements of the Code. Gain recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the fund at a market discount (generally at a price less than the principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the fund held the debt obligation. Similarly, while the fund does not expect to earn any taxable income, any taxable income earned by the fund will be distributed and will be taxable to shareholders as ordinary income (whether distributed in cash or additional shares).
If for any taxable year the fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and may be eligible for the dividends received deduction for corporations.
Under the Code, if, within 90 days after fund shares are purchased, such shares are redeemed and either reinstated in the same fund or exchanged for shares of any other fund in The American Funds Group and the otherwise applicable sales charge is waived, then the amount of the sales charge previously incurred in purchasing fund shares shall not be taken into account for purposes of determining the amount of any gain or loss on the redemption, but will be treated as having been incurred in the purchase of the fund shares acquired in the reinstatement or exchange.
The tax status of a gain realized on a redemption will not be affected by exercise of the reinstatement privilege, but a loss may be nullified if you reinvest in the same fund within 30 days.
As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on securities held more than one year is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35%. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax rules covering E.G., deductions, credits, deferrals, exemptions, sources of income and other matters.
FEDERAL TAXES - Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98 percent of ordinary income (generally net investment income) for the calendar year, (ii) 98 percent of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (ii) any amount on which such fund pays income tax for the year. Each fund intends to meet these distribution requirements to avoid the excise tax liability.
Individuals and corporations may be subject to alternative minimum tax. The Code treats interest on private activity bonds, as defined therein, as an item of tax preference for alternative minimum tax purposes. Also, shareholders will not be permitted to deduct any of their share of fund expenses in computing alternative minimum taxable income. Further, under the Code federal exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income.
Fund shareholders are required by the Code to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.

                           PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment Minimums and Fund Numbers" for initial investment minimums.   $50 minimum (except where a lower
minimum is noted under "Purchase Minimums").

By contacting    Visit any investment dealer who is registered in the state where the purchase is made and who has a sales agreement
with American Funds Distributors.   Mail directly to your investment
your                                         dealer's address printed on your
investment                                   account statement.
dealer

By mail          Make your check payable to the fund and mail to the address indicated on the account application.  Please indicate
an investment dealer on the account application.   Fill out the account additions form at the bottom of a recent account statement, make your check payable to the fund, write your account number on your check, and mail the check and form in the envelope provided with your account statement.

By telephone     Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the "Investments by Phone" section on the account application or American FundsLink Authorization Form.  Once you establish the privilege, you, your financial advisor or any person with your account information can call American FundsLineR and make investments by telephone (subject to conditions noted in "Telephone and Computer
Purchases, Redemptions and Exchanges" below).

By computer      Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the American FundsLink Authorization Form.  Once you establish the privilege, you, your financial advisor or any person with your account information may access American FundsLine OnLineR on the Internet and make investments by computer (subject to conditions noted in "Telephone and Computer Purchases, Redemptions and Exchanges"
below).

By wire          Call 800/421-0180 to obtain your account number(s), if necessary.  Please indicate an investment dealer on the
account.  Instruct your bank to wire funds to:   Your bank should wire your additional investments in the same manner as described under "Initial Investment."
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax- Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. Tax-exempt funds should not serve as retirement plan investments. The minimum is $50 for additional investments (except as noted above).
PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.
Fund Numbers - Here are the fund numbers for use with our automated phone line, American FundsLineR (see description below):

FUND                                         FUND                    FUND
                                             NUMBER                  NUMBER
                                             CLASS A                 CLASS B

STOCK AND STOCK/BOND FUNDS

AMCAP FundR                                                          202
                                             02

American Balanced FundR                                              211
                                             11

American Mutual FundR                                                203
                                             03

Capital Income BuilderR                                              212
                                             12

Capital World Growth and Income Fund$                                233
                                             33

EuroPacific Growth FundR                                             216
                                             16

Fundamental Investors$                                               210
                                             10

The Growth Fund of AmericaR                                          205
                                             05

The Income Fund of AmericaR                                          206
                                             06

The Investment Company of AmericaR                                   204
                                             04

The New Economy FundR                                                214
                                             14

New Perspective FundR                                                207
                                             07

New World Fund$                                                      236
                                             36

SMALLCAP World FundR                                                 235
                                             35

Washington Mutual Investors Fund$                                    201
                                             01

BOND FUNDS

American High-Income Municipal Bond FundR                            240
                                             40

American High-Income Trust$                                          221
                                             21

The Bond Fund of America$                                            208
                                             08

Capital World Bond FundR                                             231
                                             31

Intermediate Bond Fund of America$                                   223
                                             23

Limited Term Tax-Exempt Bond Fund of America$                            243
                                             43

The Tax-Exempt Bond Fund of AmericaR                                 219
                                             19

The Tax-Exempt Fund of CaliforniaR*                                  220
                                             20

The Tax-Exempt Fund of MarylandR*                                    224
                                             24

The Tax-Exempt Fund of VirginiaR*                                    225
                                             25

U.S. Government Securities Fund$                                     222
                                             22

MONEY MARKET FUNDS

The Cash Management Trust of AmericaR                                209
                                             09

The Tax-Exempt Money Fund of America$                                N/A
                                             39

The U.S. Treasury Money Fund of America$                             N/A
                                             49

*Available only in certain states.



CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $25,000
                                 6.10%            5.75%            5.00%

$25,000 but less than $50,000. . . . . . . . . . .             5.26             5.00               4.25

$50,000 but less than $100,000
                                 4.71             4.50             3.75

BOND FUNDS

Less than $100,000
                                 3.90             3.75             3.00

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000
                                 3.63             3.50             2.75

$250,000 but less than $500,000
                                 2.56             2.50             2.00

$500,000 but less than $750,000. . . . . . . .          2.04               2.00               1.60

$750,000 but less than $1,000,000
                                 1.52             1.50             1.20

$1,000,000 or more                                                 (see below)
                                 none             none             CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- Investment of
$1 million or more are sold with no initial
                                                                   sales charge.  However, a 1% contingent deferred sales charge
(CDSC) may be imposed if redemptions are
                                                                   made within one year of purchase.  Employer-sponsored defined contribution-type plans investing $1 million
                                                                   or more, or with 100 or more eligible employees, and Individual
Retirement Account rollovers from
                                                                   retirement plan assets invested in the American Funds (see
"Individual Retirement Account (IRA) Rollovers"
                                                                   below) may invest with no sales charge and are not subject to a contingent deferred sales charge.
                                                                   Investments made by investors in certain qualified fee-based programs, and retirement plans, endowments or
                                                                   foundations with $50 million or more in assets may also be made with no sales charge and are not subject to a
                                                                   CDSC.  A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution on investments
                                                                   made with no initial sales charge.



In addition, Class A shares of the stock, stock/bond and bond funds may sell shares at net asset value to:
(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;
(5) insurance company separate accounts;
(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and
(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.
Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.

DEALER COMMISSIONS ON CLASS A SHARES -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1,000,000 or more, or with 100 or more eligible employees, IRA rollover accounts (as decribed in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. For certain tax-exempt accounts open prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5% ($100,000 but less than $250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:

CONTINGENT DEFERRED SALES CHARGE ON
          SHARES SOLD WITHIN YEAR         AS A % OF SHARES BEING SOLD

                1                                5.00%
                2                                4.00%
                3                                4.00%
                4                                3.00%
                5                                2.00%
                6                                1.00%
There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.
Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.
CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR you, and absent such an exchange, Class B shares would continue to be subject to higher expenses for longer than eight years.
                      SALES CHARGE REDUCTIONS AND WAIVERS
REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $ 25,000 or more made within a 13-month period subject to the following statement of intention (the "Statement") terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Existing holdings eligible for rights of accumulation (see the account application) and any individual investments in American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds and investments made under a right of reinstatement will not be credited toward satisfying the Statement.
When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments), and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy products are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustment in sales charges on investments made during the 13-month period.
Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.
AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own accounts and/or:
   -employee benefit plan(s), such as an IRA, individual-type 403(b) plan, or single-participant Keogh-type plan;
-business accounts solely controlled by these individuals (for example, the individuals own the entire business);
-trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.
Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:
-for a single trust estate or fiduciary account, including an employee benefit plan other than those described above;
-made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding employee benefit plans described above; or
-for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares.
Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES - You may combine purchases of Class A and/or Class B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance products. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION -- You may take into account the current value of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder). Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:
(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).
(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.
(3) Tax-free returns of excess contributions to IRAs.
(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:
(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic With-drawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.
(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.
(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS
Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).

                                PRICE OF SHARES
PRICE OF SHARES - Purchases of shares are made at the offering price next determined after the purchase order is received by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the public offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York Time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined, as follows:
1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.
Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.
Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; The fair value of all other assets is added to the value of securities at the total assets;
2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and
3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.
Any purchase order may be rejected by the Principal Underwriter or by the Trust. The Trust will not knowingly sell fund shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 4.5% of the outstanding shares of the fund without the consent of a majority of the Board of Trustees.
                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form. TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE OR AMERICAN FUNDSLINE ONLINE

- Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application)
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.
- Check writing is not available for Class B shares of The Cash Management
Trust.
If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested. Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.
Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.
You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

          SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES
AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular investments monthly or quarterly in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum) and the date on which you would like your reinvestments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before investments are credited, depending on the bank's capabilities. If your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.
AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.
CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:
(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),
(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,
(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.
AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.
AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.
ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.
AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE- You may check your share balance, the price of your shares, or your most recent account transaction, sell shares (up to $50,000 per shareholder, per day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use this service, call 800/325-3590 from a TouchTonet telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLineR and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.
TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine and American FundsLine OnLine), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the Fund's Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.
REDEMPTION OF SHARES - The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders, (determined, for this purpose only as the greater of the shareholder's cost or current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gains distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account . The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.
SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.
                      EXECUTION OF PORTFOLIO TRANSACTIONS
Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.
There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.
Substantially all portfolio transactions are effected on a principal basis and ordinarily include a mark-up or mark-down, but no stated commission. Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal year ended July 31, 1999 equaled $54,000 for the Maryland Fund and $64,000 for the Virginia Fund, respectively.
Johnston, Lemon & Co. Incorporated, which together with the Business Manager is wholly owned by The Johnston-Lemon Group, Incorporated, may serve as broker for the fund in effecting certain portfolio transactions, and may retain commissions, in accordance with certain regulations of the Securities and Exchange Commission.
                              GENERAL INFORMATION
CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, Three Metrotech Center, Brooklyn, NY 11245, as Custodian.
TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.    American Funds Service Company was paid a fee
of $38,000 and $41,000, for the Maryland Fund and the Virginia Fund, respectively, for the fiscal year ended July 31, 1999.
INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Trust's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The Financial Statements included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP given on the authority of that firm as experts in auditing and accounting.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The Trust's fiscal year ends on July
31. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by the Trust's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Trustees. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a propsectus or report, shareholders should contact the Transfer Agent.

PERSONAL INVESTING POLICY - The Trust, Capital Research and Management Company and its affiliated companies, including the Trust's principal underwriter, have adopted codes of ethics which allow for personal investment. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods for personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 1999

                                               THE TAX-EXEMPT FUND OF Maryland   THE TAX-EXEMPT FUND OF VIRGINIA

Net asset value and redemption price per share   $15.57           $15.82
(Net assets divided by shares outstanding)

Maximum Offering price per share (100/96.25 of   $16.18           $16.44
net asset value per share, which takes into
account the fund's current maximum sales charge)


               CLASS A INVESTMENT RESULTS AND RELATED STATISTICS
The Maryland Fund yield was 3.90% and the Virginia Fund yield was 4.07% based on a 30-day (or one month) period ended July 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
YIELD = 2[((a-b/cd) + 1)/6/ -1]
Where:a =dividends and interest earned during the period.
          b =expenses accrued for the period (net of reimbursements).
          c =the average daily number of shares outstanding during the period that were entitled to receive dividends.
         d =the maximum offering price per share on the last day of the period.

The fund may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. The Maryland Fund's tax-equivalent yield based on the maximum combined effective federal/state/county tax rate of 44.1% for the 30-day (or one month) period ended July 31, 1999 was 6.98%. For the Virginia Fund investors with the maximum combined effective federal/state tax rate of 43.1%, the tax-equivalent yield was 7.15% for the period ended July 31, 1999.
The Maryland Fund average annual total return for the one-year, five-year and ten-year periods ending on July 31, 1999 was -1.52%, +5.42% and +6.11%, respectively. The Virginia Fund average annual total return for the same time periods was -1.64%, +5.06% and +6.06%, respectively. The average annual total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission:
                                                         P(1+T)/n/ = ERV.
The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. The fund will calculate total return for ten-year periods after such a period has elapsed. In addition, the fund will provide lifetime average total return figures.
The funds may also calculate distribution rates on a taxable and tax equivalent basis. The distribution rates are computed by annualizing the current month's dividend and dividing by the average net asset value or maximum offering price for the month. The distribution rates may differ from the yields.
The fund may also refer to results compiled by organizations such as CDA Investment Services, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., Weisenberger Investment Company Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various newspapers or periodicals, including "Barrons", Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and "The Wall Street Journal."
                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES
The ratings of Moody's Investors Service, Inc. and Standard & Poor's Corporation represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.
Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:
BONDS --
"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."
 "Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

 "Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

 "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

 "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

 "Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."

 "Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or having other marked shortcomings."

 "Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."
NOTES --

 "The MIG 1 designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."
"The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

COMMERCIAL PAPER --

"Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -- Leading market positions in well established industries.
 --  High rates of return on funds employed.
 -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
 -- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, maybe more affected by external conditions. Ample alternate liquidity is maintained."
Standard & Poor's Corporation rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

BONDS --

"Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."

"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C The highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"The rating 'C1' is reserved for income bonds on which no interest is being paid."

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

NOTES --

"The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

"The SP-2 rating denotes a satisfactory capacity to pay principal and interest."

COMMERCIAL PAPER --

"The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)designation.

The A-2 designation indicates a capacity for timely payment on issues so designated is strong; however, the relative degree of safety is not as high as for issues designated A-1."

The Tax-Exempt Fund of Maryland
Investment Portfolio, July 31, 1998
                                                                        Principal
                                                                            Amount       Market
                                                                             (000)       Value
                                                                     ---------------------------
Tax-Exempt Securities Maturing in More than One Year - 94.82%

College & University Revenue - 1.91%

Frederick County, College Revenue Bonds (Hood College Project),
1990 Series:
 7.05% 2004                                                                 $  410      $435,178
 7.05% 2005                                                                     455        487414

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds, 1993 Refunding Series C, 5.00% 2010                             1000       1018320
                                                                                   -------------
                                                                                       1,940,912
                                                                                   -------------
General Obligations (Local) - 1.35%

Anne Arundel County, Consolidated Water and Sewer, 1993
Refunding Series, 5.30% 2016                                                    500        506625

Frederick County, Public Facilities Bonds 1990, 8.875% 2002                     250        293780

Harford County Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010                                                         530        569035
                                                                                   -------------
                                                                                       1,369,440
                                                                                   -------------
General Obligations (State) - 1.52%

Commonwealth of Puerto Rico, Public Improvement
Refunding Bonds, Series 1998, 5.00% 2007                                       1500       1545090
                                                                                   -------------

Hospital & Health Facilities Revenue - 11.06%

Maryland Health and Higher Educational Facilities Authority:
 (Charity Obligated Group-Daughters of Charity National
 Health System), Variable Rate Hospital Revenue Bonds,
 Series 1997D, 4.60% 2026                                                      1750       1770230

 Good Samaritan Hospital Issue, Revenue Bonds, Series 1993,
 5.70% 2009                                                                    1000       1101440

Howard County, General Hospital Issue, Series 1993:
 5.50% 2013                                                                    2000       2100880
 5.50% 2021                                                                    1000       1042120

Johns Hopkins Hospital Issue, Revenue Refunding Bonds,
Series 1993, 5.60% 2009                                                         850        900609

Suburban Hospital Issue, Revenue Refunding Bonds,
Series 1993, 5.125% 2021                                                       1500       1470210

Prince George's County (Dimensions Health Corporation Issue):
Hospital Revenue Bonds, Series 1992, 7.20% 2006                                215         241841

Project and Refunding Revenue Bonds, Series 1994, 5.375% 2014                  1600       1614288

Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds (Mennonite General Hospital Project),
1996 Series A, 6.375% 2006                                                      910        978004
                                                                                   -------------
                                                                                      11,219,622
                                                                                   -------------
Housing Finance Authority Revenue - 13.75%

Maryland Community Development Administration, Department of
Housing and Community Development:
Residential Revenue Bonds, 1998 Series B, AMT:
 5.00% 2008                                                                  1,610     1,643,182
 5.00% 2009                                                                  1,680     1,704,226

Single-Family Program Bonds:
 1994 First Series, 5.80% 2009                                                 2000       2112440
 1994 First Series, 5.70% 2017                                               2,630     2,715,764
 1994 Fifth Series, AMT, 5.875% 2017                                           1135       1169958
 1990 First Series, 7.60% 2017                                                  495        515335
 1988 Third Series, 8.00% 2018                                               1,000     1,037,750

Montgomery County, Housing Opportunities Commission,
Single Family Mortgage Revenue Bonds:
 1998 Series B, 4.80% 2009                                                     600       598,062
 1997 Series A, 5.50% 2009                                                     750       777,068
 1998 Series B, 4.90% 2010                                                     500       498,730

Prince George's County Housing Authority, GNMA/FNMA
Collateralized Single Family Mortgage Bonds,
Series 1994 A, AMT, 6.60% 2025                                                  930        992961

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
 1988 Series A, 7.80% 2021                                                       10         10210
 1988 Series B, 7.65% 2022                                                      160        169665
                                                                                   -------------
                                                                                      13,945,351
                                                                                   -------------
Industrial Development Revenue - 2.14%

Mayor and City Council of Baltimore, Port Facilities Revenue
Bonds (Consolidation Coal Sales Company Project):
 Series 1984 A, 6.50% 2011                                                      500        546335
 Series 1984 B, 6.50% 2011                                                      500        546335

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                   1000       1081150
                                                                                   -------------
                                                                                       2,173,820
                                                                                   -------------
Insured - 18.04%

City of Baltimore, Refunding Revenue Bonds, FGIC Insured,
1994, Series A:
 6.00% 2015                                                                    1500       1697475
 5.00% 2024                                                                    1220       1216438

Calvert County, Economic Development Refunding Revenue Bonds,
(Asbury-Solomons Island Facility), Series 1997, MBIA Insured:
 5.00% 2009                                                                    1000       1027350
 5.00% 2010                                                                    1000       1020470
 5.00% 2017                                                                    1000        984000
 5.00% 2027                                                                    1000        976970

Charles County, Consolidated Public Improvement Bonds of 1993,
Series A, FGIC Insured, 5.25% 2003                                              715        747154

City of Frederick, General Improvement Bonds, 1992 Refunding
Series, FGIC Insured, 6.125% 2008                                               890        969814

Maryland Health and Higher Educational Facilities Authority:
 Johns Hopkins Medical Institutions Parking Facilities Issue,
 Parking Revenue Bonds, Series 1996, AMBAC Insured, 5.50% 2011                 1200       1270956

 Helix Health Issue, Revenue Bonds, Series 1997, AMBAC Insured,
 5.00% 2007                                                                    1250       1295913

 Memorial Hospital of Easton, Series 1989 B,
 MBIA Insured, 7.00% 2012                                                    1,200     1,254,840

 Mercy Medical Center Issue Project and Refunding Revenue
 Bonds, Series 1996, FSA Insured, 6.50% 2013                                   2000       2359120

Prince George's County, Solid Waste Management System
Revenue Bonds, Series 1993, 6.50% 2007                                       2,000     2,227,700

Commonwealth of Puerto Rico:
 Electric & Power Authority, MBIA Insured, 7.00% 2007                          1000    1,183,930

 Public Improvement Bonds of 1987, MBIA Insured, 6.75% 2006                      65         66130
                                                                                   -------------
                                                                                      18,298,260
                                                                                   -------------
Lease Revenue (State) - 1.57%

Maryland Stadium Authority, Sports Facilities
Lease Revenue Bonds, Series 1989 D, 7.50% 2010                                 1500       1593330
                                                                                   -------------
Life Care Facilities Revenue - 7.66%

Maryland Health and Higher Educational Facilities Authority,
First Mortgage Refunding Revenue Bonds, Roland Park Place Issue,
Series 1989, 7.75% 2012                                                        2000       2078600

Maryland Health and Higher Educational Facilities Authority,
First Mortgage Revenue Bonds, PUMH of Maryland, Inc. Issue
(Heron Point of Chestertown), Series 1998A:
 5.75%, 2019                                                                   1500       1481790
 5.75%, 2026                                                                   1640       1595294

Prince George's County, Refunding Revenue Bonds, Collington
Episcopal Life Care Community, Inc., Series 1994 A, 6.00% 2013                 2500       2615275
                                                                                   -------------
                                                                                       7,770,959
                                                                                   -------------
Multi-Family Housing  - 5.37%

Montgomery County, Maryland Housing Opportunities Commission,
Multi-Family Revenue Bonds:
 1995 Series A, 6.10% 2015                                                   2,025     2,149,173
 1994 Series A-2, 7.50% 2024                                                   2000       2135360

Prince George's County, Mortgage Revenue Bonds
(GNMA Collateralized-Langley Gardens Apartments Project),
Series 1997 A, 5.60% 2017                                                      1130       1168013
                                                                                   -------------
                                                                                          5452546
                                                                                   -------------
Pre-Refunded/1/ - 13.67%

Baltimore County, Metropolitan District Bonds, 63rd Issue,
1992 Series, 6.10% 2006 (2002)                                                  250        272510

Calvert County, Economic Development Revenue Bonds
(Asbury-Solomons Island Facility), Series 1995, 8.625% 2024 (2005)             2300       2870584

Frederick County, Public Facilities Bonds:
 1991, Series B, 6.30% 2011 (2002)                                             1370       1503191
 1986 Series, 7.40% 2012 (2001)                                                 310        347281

Harford County, Consolidated Public Improvement Bonds,
Series 1992, 5.80% 2010 (2002)                                                  970       1049152

Howard County, Metropolitan District Refunding Bonds,
1991 Series A, 6.625% 2021 (2001)                                               500        536465

Maryland State Health and Higher Educational Facilities
Authority:
 Junior Lien Revenue Bonds, Francis Scott Key Medical Center
 Issue, 1990 Series A, 7.00% 2025 (2000)                                        250        269223

 Memorial Hospital of Cumberland Issue, Revenue Refunding
 Bonds, Series 1992, 6.50% 2010 (2004)                                          750        838050

 Suburban Hospital Issue Revenue Bonds, Series 1992,
 6.50% 2017 (2002)                                                              500        552195

University of Maryland Medical System Issue, Revenue Bonds,
Series 1991 A, FGIC Insured, 6.50% 2021 (2001)                                 1000       1069420

Prince George's County, Hospital Revenue Bonds (Dimensions
Health Corporation Issue), Series 1992, 7.20% 2006 (2002)                    1,035        1167501

Commonwealth of Puerto Rico:
 Housing Bank and Finance Agency, Single Family Mortgage Revenue
 Bonds, Homeownership 5th Portfolio, 1986 Series, 7.50% 2015 (2000)             495        525274

 Public Improvement Bonds of 1992, MBIA Insured, 6.50% 2009 (2002)           1,000     1,101,260

University of Maryland System Auxiliary Facility and Tuition
Revenue Bonds:
 1989 Series B, 7.00% 2007 (1999)                                               600        634427
 1992 Series A, 6.30% 2009 (2001)                                              1050       1126325
                                                                                   -------------
                                                                                      13,862,858
                                                                                   -------------
Resource Recovery - 6.98%

Maryland Energy Financing Administration, Limited Obligation Solid
Waste Disposal Revenue Bonds (Wheelabrator Water Technologies
Baltimore L.L.C. Projects), 1996 Series, AMT, 6.30% 2010                       3500       3834215

Montgomery County, Northeast Maryland Waste Disposal Authority,
Solid Waste Revenue Bonds AMT:
 6.00% 2006                                                                    1000       1084720
 6.00% 2007                                                                    1000       1089580
 Series 1993 A, 6.30% 2016                                                     1000       1069650
                                                                                   -------------
                                                                                          7078165
                                                                                   -------------
Special Obligations - 4.46%

Montgomery County Revenue Authority, Golf Course System Revenue
Bonds, Series 1996 A, 6.00% 2014                                               2355       2502117

Virgin Islands Public Finance Authority, Revenue and Refunding Bonds:
(Virgin Islands Matching Fund Loan Notes), Series 1998 A:
 5.20% 2009                                                                    1000       1017060
 5.20% 2010                                                                    1000       1008550
                                                                                   -------------
                                                                                          4527727
                                                                                   -------------
Tax Assessment Bonds - 2.12%

Prince George's County, Special Obligation Bonds (Woodview Village
Infrastructure Improvements), Series 1997 A, 8.00% 2026                        2000       2146439
                                                                                   -------------
Turnpikes & Toll Roads Revenue - 1.08%

Maryland Transportation Authority Facilities Project,
Transportation Facilities Projects Revenue Bonds,
Series 1992, 5.80% 2006                                                        1000       1092350
                                                                                   -------------
Water & Sewer Revenue - 2.14%

Maryland Water Quality Financing Administration,
Revolving Loan Fund Revenue Bonds, Series 1991 B, 0.00% 2005                    700        512512

Washington Suburban Sanitary District, Refunding Bonds of 1997,
5.75% 2017                                                                     1510       1662631
                                                                                   -------------
                                                                                          2175143
                                                                                   -------------
                                                                                         96192012
                                                                                   -------------

Tax-Exempt Securities Maturing in One Year or Less  - 3.92%

General Obligation (Local) - 1.36%

The Maryland-National Capital Park and Planning Commission,
Prince George's County, Park Acquisition and Development
Variable Rate Bond Anticipation Notes, Series V-2, 3.70% 2002 /2/              1380       1380000

Hospital Facilities - 2.56%

Maryland Health and Higher Educational Facilities Authority,
Variable Rate Demand Revenue Bonds (Catholic Health
Initiatives), Series 1997 B, 3.55% 2015/2/                                     2600       2600000
                                                                                   -------------
                                                                                          3980000
                                                                                   -------------

TOTAL TAX-EXEMPT SECURITIES (cost: $94,284,000)                                      100,172,012
Excess of cash and receivables over payables                                           1,278,348
                                                                                   -------------
NET ASSETS                                                                          $101,450,360
                                                                                   ==============

/1/Parenthetical year represents date of pre-refunding.
/2/Coupon rate changes periodically.

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland
Financial Statements


Statement of Assets and Liabilities
July 31, 1998
(dollars in thousands)



Assets:
Tax-exempt securities:
 Maturing in more than one year
  (cost: $90,304)                                                                          $ 96,192
 Maturing in one year or less
  (cost: $3,980)                                                              $3,980
Cash                                                                              78
Receivables for --
 Sales of Fund's shares                                                          534
 Interest                                                                        968          5,560
                                                                         -----------    -----------
                                                                                            101,752
                                                                                        -----------
Liabilities:
Payables for --
 Repurchases of Fund's shares                                                     77
 Dividends                                                                       135
 Adviser and management services                                                  36
 Other expenses                                                                   54            302
                                                                         -----------    -----------
Net Assets at July 31, 1998 -
Equivalent to $16.04 per share on 6,325,924 shares
of beneficial interest issued and outstanding (unlimited
shares authorized)                                                                         $101,450
                                                                                                  =
See Notes to Financial Statements


Statement of Operations
for the year ended July 31, 1998
(dollars in thousands)



Investment Income:
Income:
 Interest on tax-exempt securities                                                           $5,230

Expenses:
 Investment adviser fee                                                       $  224
 Business management fee                                                         181
 Distribution expenses                                                           231
 Transfer agent fee                                                               31
 Reports to shareholders                                                          15
 Registration statement and prospectus                                             6
 Postage, stationery and supplies                                                  8
 Trustees' fees                                                                    7
 Auditing and legal fees                                                          24
 Custodian fee                                                                     5
 Other expenses                                                                    5             737
                                                                         -----------    -----------
Net investment income                                                                         4,493
                                                                                        -----------
Realized Gain and Unrealized Appreciation
 on Investments:
Net realized gain                                                                               698
                                                                                        -----------
Net unrealized appreciation on investments:
 Beginning of year                                                             5,851
 End of year                                                                   5,888
                                                                         -----------

  Change in unrealized appreciation on investments                                               37
                                                                                        -----------
Net realized gain and change in unrealized
 appreciation on investments                                                                    735
                                                                                        -----------
Net Increase in Net Assets
 Resulting from Operations                                                                   $5,228
                                                                                                  =

See Notes to Financial Statements


Statement of Changes in Net Assets
(dollars in thousands)
                                                                       Year Ended July 31,
                                                                                 1998           1997
                                                                       ----------------------------

Operations:
Net investment income                                                        $ 4,493        $ 4,135
Net realized gain on investments                                                 698            561
Net change in unrealized appreciation on investments                              37          2,812
                                                                         -----------    -----------
 Net increase in net assets resulting from operations                          5,228          7,508
                                                                         -----------    -----------
Dividends and Distributions Paid to Shareholders:
Dividends paid from net investment income                                     (4,491)        (4,135)
Distribution paid from net realized gain on investments                         (642)             -
                                                                         -----------    -----------
 Total dividends and distributions                                            (5,133)        (4,135)
                                                                         -----------    -----------
Capital Share Transactions:
Proceeds from shares sold:  1,252,351 and 717,812 shares, respectively        20,079         11,169
Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments:
 211,827 and 163,465 shares, respectively                                      3,386          2,544
Cost of shares repurchased:  548,078 and 671,863 shares, respectively         (8,767)       (10,456)
                                                                         -----------    -----------
 Net increase in net assets resulting from capital
  share transactions                                                          14,698          3,257
                                                                         -----------    -----------
Total Increase in Net Assets                                                  14,793          6,630

Net Assets:
Beginning of year                                                             86,657         80,027
                                                                         -----------    -----------
End of year                                                                 $101,450        $86,657
                                                                                   =              =


See Notes to Financial Statements


Per-share
 Data and Ratios                                     Year En    ded Jul     y 31
The Tax-Exempt                           --------   --------   -------- -------- --------
 Fund of Maryland                             1998       1997      1996     1995     1994
Net Asset Value,
 Beginning of Year                         $16.02     $15.39     $15.29   $15.00   $15.53
                                       ---------- ---------- ---------- -------- --------
Income from Investment
 Operations:
 Net investment income                        .78        .79        .80      .80      .76
 Net realized and
  unrealized gain (loss)
  on investments                              .14        .63        .10      .29     (.53)
                                       ---------- ---------- ---------- -------- --------
  Total income from
   investment operations                      .92       1.42        .90     1.09      .23
                                       ---------- ---------- ---------- -------- --------
Less Distributions:
 Dividends from net
  investment income                          (.78)      (.79)      (.80)    (.80)    (.76)
 Distributions from net
  realized gains                             (.12)         -          -        -        -
                                       ---------- ---------- ---------- -------- --------
   Total distributions                       (.90)      (.79)      (.80)    (.80)    (.76)
                                       ---------- ---------- ---------- -------- --------
Net Asset Value,
 End of Year                               $16.04     $16.02     $15.39   $15.29   $15.00
                                       ========== ========== ========== ======== ========

Total Return (1)                             5.89      9.52%      5.95%     7.58%    1.42%


Ratios/Supplemental Data:
 Net assets, end of
  year (in millions)                         $101        $87        $80      $75      $75
 Ratio of expenses to
  average net assets                         .79%       .82%       .81%      .78%     .75%
 Ratio of net income to
  average net assets                        4.84%      5.08%      5.14%    5.38%     4.90%
 Portfolio turnover rate                   10.30%     15.27%     16.01%   20.91%    10.01%


(1) Excludes maximum sales charge of 4.75%.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Investment Portfolio, July 31, 1998
                                                                            Principal
                                                                               Amount        Market
                                                                                (000)         Value
                                                                                    -             -
Tax-Exempt Securities Maturing in More than One Year - 96.15%

College & University Revenue - 2.50%

Virginia College Building Authority Educational Facilities Revenue
Bonds (Marymount University Project), Series 1992, 6.875% 2007                 $1,650    $1,805,381

Virginia Polytechnic Institute and State University, University Services
System and General Revenue Pledge Bonds, Series C 1996, 5.35% 2009              1,000     1,058,160
                                                                                                  -
                                                                                             2863541
                                                                                                  -
General Obligations (Local) - 9.55%

Arlington County:
 Public Improvement Bonds, Series 1996, 6.00% 2011                                1000       1130850
 Refunding Bonds, Series 1993, 6.00% 2012                                         1000       1128880

Chesapeake:
 Public Improvement Bonds, Series 1992, 6.00% 2006                                1600       1729664
 Refunding Bonds, Series 1993, 5.40% 2008                                         1000       1071520

Leesburg Refunding Bonds, Series 1993, 5.60% 2008                                 1195       1270464

Lynchburg Public Improvement Refunding Bonds,
Series 1993, 5.25% 2009                                                           1000       1037760

City of Virginia Beach, Virginia, General Obligation Public
Improvement and Refunding Bonds, Series 1998:
 5.25% 2007                                                                       1385       1468017
 5.25% 2010                                                                       2000       2106900
                                                                                                  -
                                                                                            10944055
                                                                                                  -
General Obligations (State) - .70%

Commonwealth of Virginia, Public Facilities Bonds,
1993 Series A, 5.40% 2005                                                          750        800370
                                                                                                  -
Hospital & Health Facilities Revenue - 14.55%

Industrial Development Authority of the town of Abingdon, Virginia,
Hospital Facility Revenue and Refunding Bonds (Johnston Memorial
Hospital), Series 1998
 5.00% 2008                                                                       1015       1034437
 5.00% 2009                                                                       1020       1031516
 5.00% 2010                                                                        505        506101

Fairfax County Industrial Development Authority, Hospital
Revenue Refunding Bonds (INOVA Health Systems Hospital
Project), Series 1993 A:
 5.00% 2007                                                                        750        776175
 5.25% 2019                                                                       2500       2565925
 5.00% 2023                                                                        500        495405

Industrial Development Authority of Halifax County, Virginia
Hospital Refunding Revenue Bonds (Halifax Regional Hospital, Inc.),
Series 1998:
 4.65% 2007                                                                        600        594852
 4.80% 2009                                                                       1000        990900

Industrial Development Authority of Henry County, Hospital Revenue
Bonds (Memorial Hospital of Martinsville and Henry County),
Series 1997, 6.00% 2017                                                           2000       2138460

Industrial Development Authority of the City of Norfolk, Hospital
Revenue Bonds (Daughters of Charity National Health System-DePaul
Medical Center), Series 1992 A, 6.50% 2007                                        1000       1098520

Norfolk Industrial Development Authority, Hospital Revenue
Bonds (Sentara Hospitals-Norfolk Project),
Series A 1994, 5.00% 2020                                                         1000        974370

Peninsula Ports Authority, Health System Revenue and Refunding Bonds
(Riverside Health System Project), Series 1992 A, 6.625% 2010                     1300       1416779

Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds (Mennonite General Hospital Project),
1996 Series A, 6.375% 2006                                                        1830       1966756

Virginia Beach, Virginia Development Authority (Sentara Bayside
Hospital), 6.60% 2009                                                             1000       1089270
                                                                                                  -
                                                                                            16679466
                                                                                                  -
Housing Finance Authority Revenue - 4.63%

Commonwealth of Puerto Rico Housing Finance Corporation,
Single Family Mortgage Revenue Bonds, 1st Portfolio:
 1988 Series A, 7.80% 2021                                                          10         10210
 1988 Series B, 7.65% 2022                                                         190        201478

Virginia Housing Development Authority, Commonwealth
Mortgage Bonds:
 1994 Series H, Sub-Series H-1, 6.10% 2003                                         500        528590
 1995 Series A-AMT, Sub-Series A-1, 6.60% 2004                                    1000       1046130
 1998 Series E, Sub-Series E-1, 4.50% 2005 /1/                                    1190       1187025
 1994 Series I-AMT, Sub-Series I-1, 6.40% 2005                                     800        860896
 1994 Series H, Sub-Series H-2, 6.55% 2017                                        1000       1067980
 1992 Series A, 7.10% 2022                                                         380        399079
                                                                                                  -
                                                                                             5301388
                                                                                                  -
Industrial Development Revenue - 2.77%

Industrial Development Authority of the County of Henrico,
Solid Waste Disposal Revenue Bonds (Browning-Ferris Industries of
South Atlantic, Inc. Project):
 Series 1996 A AMT, 5.30% 2011                                                  1,000     1,051,090
 Series 1996 A AMT, 5.45% 2014                                                  1,000     1,039,720

Puerto Rico Ports Authority, Special Facilities Revenue Bonds
(American Airlines, Inc. Project), 1996 Series A, 6.25% 2026                      1000       1081150
                                                                                                  -
                                                                                             3171960
                                                                                                  -
Insured - 21.26%

Chesapeake Certificates of Participation,
MBIA Insured, 1993 Series, 5.40% 2005                                             1000       1056130

Industrial Development Authority of Danville, Virginia,
Hospital Revenue Bonds (Danville Regional Medical Center),
Series 1998, AMBAC Insured:
 5.25% 2012                                                                       1995       2067658
 5.25% 2013                                                                       1000       1034910

Fairfax County Industrial Development Authority,
Hospital Revenue Refunding Bonds (INOVA Health System
Hospitals Project), Series 1993 A, FSA Insured, 5.25% 2019                        1000       1024400

Fairfax County Redevelopment and Housing Authority, Multifamily
Housing Revenue Bonds (Grand View Apartments Project), Series
1998 A, FHA Insured, 5.05% 2010                                                   1000       1003460

Industrial Development Authority of the County of Hanover,
Hospital Revenue Bonds (Memorial Regional Medical Center
Project at Hanover Medical Park), Series 1995, MBIA Insured:
 6.50% 2010                                                                       1375       1608159
 6.375% 2018                                                                      1000       1164240

Loudoun County:
 Industrial Development Authority, Hospital Revenue Bonds,
 FSA Insured, 6.00% 2005                                                          1000       1093170

 Sanitation Authority, Water and Sewer System Revenue Bonds,
 FGIC Insured, Series 1992, 6.25% 2010                                            2000       2179960

Industrial Development Authority of the City of Norfolk, Health Care
Revenue Bonds (Bon Secours Health System), Series 1997, MBIA Insured:
 5.00% 2006                                                                       1190       1224486
 5.00% 2007                                                                       1250       1292688

Pamunkey Regional Jail Authority, Jail Facility Revenue Bonds,
Series 1996, MBIA Insured, 5.70% 2010                                             1000       1081379

Industrial Development Authority of the County of Prince William
(Virginia), Hospital Facility Refunding Revenue Bonds (Potomac
Hospital Corporation of Prince William), FSA Insured,
Series 1998, 5.00% 2008                                                           1475       1521787

Southeastern Public Service Authority of Virginia, Senior Revenue
Refunding Bonds, Series 1998, AMBAC Insured, 5.00% 2015                           4000       4031720

City of Virginia Beach Development Authority, Hospital Revenue
Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC Insured, 6.00% 2011                                            1000       1125640

Washington, D.C. Metropolitan Area Airports Authority, Airport
System Revenue and Refunding Bonds, MBIA Insured AMT:
Series 1998 B, 5.25% 2010                                                         1000       1040570
Series 1992 A, 6.625% 2019                                                         750        819788

                                                                                                  -
                                                                                            24370145
                                                                                                  -
Lease Revenue (State) - .91%

Virginia Public Building Authority, Public Facilities Revenue
Refunding Bonds, Series 1998A, 5.00% 2004                                         1000       1039090
                                                                                                  -
Life Care Facilities Revenue- 5.17%

Industrial Development Authority of the County of Henrico, Virginia,
Residential and Health Care Facility Mortgage Revenue Refunding Bonds
(Our Lady of Hope), Series 1997, 6.00% 2016                                       2730       2794292

Industrial Development Authority of the County of James City,
Virginia, Residential Care Facility First Mortgage Revenue Bonds
(Williamsburg Landing, Inc.), Series 1996A, 6.625% 2019                           3000       3133110
                                                                                                  -
                                                                                             5927402
                                                                                                  -
Multi-Family Housing - 2.03%
Virginia Housing Development Authority, Multi-Family Housing Bonds:
 1997 Series B-AMT, 5.80% 2010                                                    1185       1268780
 1996 Series B, 5.95% 2016                                                        1000       1056760
                                                                                                  -
                                                                                             2325540
                                                                                                  -
Pre-Refunded (2) - 13.95%

Danville, Virginia Industrial Development Authority, Hospital
Revenue Bonds, Danville Regional Medical Center,
Series 1994, FGIC Insured, 6.00% 2007 (2004)                                      1000       1101420

Fairfax County:
 Economic Development Authority, Parking Revenue
 Bonds (Huntington Metrorail Station Project),
 Series 1990 A, 6.75% 2015 (2000)                                                  500        537675

 Industrial Development Authority Hospital Revenue Bonds
 (Fairfax Hospital System Project), INOVA Health Systems,
 Series 1991 C, 6.801% 2023 (2001)                                                1000       1095110

Henry County Public Service Authority, Water and Sewer Revenue
Bonds, FGIC Insured, Series 1990, 7.20% 2019 (2000)                               1250       1351600

Newport News General Obligation, Water Bonds,
Series A 1992, 6.125% 2009 (2002)                                                 1170       1270175

Norfolk:
 Capital Improvement and Refunding Bonds,
 Series 1992 A, 6.00% 2011 (2001)                                                  500        532565

 Industrial Development Authority, Hospital Revenue Bonds:
  (Children's Hospital of the King's Daughters Obligated
  Group), Series 1991, AMBAC Insured, 7.00% 2011 (2001)                            400        438908

  (Sentara Hospitals-Norfolk Project), Series 1991, 7.00% 2020 (2000)              250        270923

Peninsula Ports Authority, Health Care Facilities Revenue and
Refunding Bonds (Mary Immaculate Project), 1994 Series, 6.875% 2010 (2004)        1900       2216844

Prince William County Service Authority, Water and Sewer
System Revenue Bonds, Series 1991, FGIC Insured, 6.50% 2021 (2001)                 680        738942

Roanoke:
 Industrial Development Authority, Hospital Revenue Bonds,
 Carilion Health System (Roanoke Memorial Hospital Projects),
 Series 1990, MBIA Insured, 7.25% 2017 (2000)                                      750        810225

 Public Improvement and Refunding Bonds, Series 1992 B:
  6.375% 2009 (2001)                                                               250        271033
  6.40% 2011 (2001)                                                                500        544635

 Water System Revenue Bonds,
 Series 1991, FGIC Insured, 6.50% 2021 (2001)                                      750        815010

University of Virginia, Hospital Revenue Bonds,
1984 Series A, HIBI Insured, 9.875% 2001 (2000)                                     10         11400

Upper Occoquan Sewage Authority, Regional Sewerage System
Revenue Bonds, Series 1991, MBIA Insured, 6.00% 2021 (2001)                        700        738647

Virginia Public Building Authority, State Building Revenue Bonds,
Series 1991 A, 6.50% 2011 (2001)                                                  1750       1903353

Virginia Resources Authority:
 Solid Waste Disposal System Revenue Bonds,
 1990 Series A, 7.30% 2015 (2000)                                                 1000       1072570

 Water and Sewer System Revenue Bonds
 Series 1990, 7.25% 2011 (2000)                                                    250        271516

                                                                                                  -
                                                                                            15992551
                                                                                                  -
Resource Recovery - 1.82%

Fairfax County Economic Development Authority, Resource Recovery
Revenue Bonds, Series 1988 A AMT (Ogden Martin Systems of
Fairfax, Inc. Project), 7.55% 2003                                                 500        522169

Roanoke Valley Resource Authority, Solid Waste System Revenue
Bonds, Series 1992, 5.75% 2012                                                    1500       1561905
                                                                                                  -
                                                                                             2084074
                                                                                                  -
Special Obligations - 1.80%
Virgin Islands Public Finance Authority, Revenue and Refunding
Bonds (Virgin Islands Matching Fund Loan Notes):
 Series 1998 C, 5.50% 2007                                                        1000       1046820
 Series 1998 A, 5.20% 2009                                                        1000       1017060
                                                                                                  -
                                                                                             2063880
                                                                                                  -
State Appropriation - 1.44%

Big Stone Gap, Virginia Redevelopment and Housing Authority,
Commonwealth of Virginia Correctional Facility Lease Revenue Bonds
(Wallens Ridge Development Project), Series 1995, 5.25% 2010                      1600       1654224
                                                                                                  -
State Authority - 5.46%

Virginia Public School Authority, School Financing Bonds:
 (1997 Resolution), Series 1998 B, 5.25% 2007                                     2000       2121400
 (1987 Resolution), 1991 Refunding Series C, 6.25% 2007                           1500       1621890
 (1991 Resolution), Series 1994 A, 6.20% 2014                                     1500       1655760

Virginia Resources Authority:
 Water and Sewer System Revenue Bonds
 (Pooled Loan Program), 1986 Series A, 7.50% 2017                                   50         50451

 Water System Refunding Revenue Bonds,
 1992 Series A, 6.45% 2013                                                         750        811237
                                                                                                  -
                                                                                             6260738
                                                                                                  -
Tax Assessment Bonds - 1.77%
Dulles Town Center, Community Development Authority (Loudoun
County, Virginia), Special Assessment Bonds (Dulles Town
Center Project), Series 1998, 6.25% 2026                                          2000       2024520
                                                                                                  -
Turnpikes & Toll Roads Revenue - 1.76%
Pocahontas Parkway Association, Route 895 Connector, Toll
Road Revenue Bonds, Series 1998A, 5.25% 2009                                      2000       2022520
                                                                                                  -
Water & Sewer Revenue - 4.08%

Chesterfield County Water and Sewer Revenue Refunding Bonds,
Series 1992, 6.375% 2009                                                          1250       1371050

City of Richmond, Virginia, Public Utility Revenue and Refunding Bonds
 Series 1998 A:
 5.25% 2009                                                                       1500       1569390
 5.25% 2011                                                                       1000       1033480

Rivanna Water and Sewer Authority, Regional Water and Sewer
System Refunding Revenue Bonds, Series 1991, 6.40% 2007                            645        697729
                                                                                                  -
                                                                                             4671649
                                                                                                  -
                                                                                           110197113
                                                                                                  -
Tax-Exempt Securities Maturing in One Year or Less - 3.67%

Industrial Development Revenue - 2.44%

Industrial Development Authority of King George County, Virginia,
Variable Rate Demand Exempt Facility Revenue Bonds (Birchwood Power
Partners, L.P. Project):
 Series 1994 A, 3.85% 2024 /3/                                                    2200       2200000
 Series 1994 B, 3.85% 2024 /3/                                                     600        600000
                                                                                                  -
                                                                                             2800000
                                                                                                  -
Pre-Refunded /2/ - 1.23%

Loudoun County Sanitation Authority, Water and Sewer System
Revenue Bonds, Series 1989, AMBAC Insured, 7.50% 2017 (1999)                       375        388448

Suffolk, Series 1989, 7.00% 2005 (1998)                                           1000       1025400
                                                                                                  -
                                                                                             1413848
                                                                                                  -
                                                                                             4213848
                                                                                                  -
TOTAL TAX-EXEMPT SECURITIES (cost: $108,556,000)                                           114410961
Excess of cash and receivables over payables                                                  202598
                                                                                                  -
NET ASSETS                                                                             $114,613,559
                                                                                                  =


/1/ Represents a when-issued security.

/2/ Parenthetical year represents date of pre-refunding.

/3/ Coupon rate changes periodically.
See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Financial Statements
Statement of Assets and Liabilities
July 31, 1998
(dollars in thousands)



Assets:
Tax-exempt securities:
 Maturing in more than one year
 (cost: $104,382)                                                                          $110,197
 Maturing in one year or less
 (cost: $4,174)                                                                               4,214
Cash                                                                                             63
Receivables for --
 Sales of Funds' shares                                                       $  260
 Interest                                                                      1,584          1,844
                                                                         -----------    -----------
                                                                                            116,318
                                                                                        -----------
Liabilities:
Payables for --
 Purchases of investments                                                      1,187
 Repurchases of Funds' shares                                                    273
 Dividends                                                                       143
 Adviser and management services                                                  40
 Other expenses                                                                   61          1,704
                                                                         -----------    -----------
Net Assets at July 31, 1998 -
Equivalent to $16.36 per share on 7,004,811 shares
of beneficial interest issued and outstanding (unlimited
shares authorized)                                                                         $114,614
                                                                                                  =
See Notes to Financial Statements


Statement of Operations
for the year ended July 31, 1998                                                                The
(dollars in thousands)                                                                   Tax-Exempt
                                                                                            Fund of
                                                                                           Virginia
                                                                                     --------------
Investment Income:
Income:
 Interest on tax-exempt securities                                                           $5,827
                                                                                        -----------
Expenses:
 Investment adviser fee                                                          250
 Business management fee                                                         201
 Distribution fee                                                                264
 Transfer agent fee                                                               34
 Reports to shareholders                                                          18
 Registration statement and prospectus                                             5
 Postage, stationery and supplies                                                  9
 Trustees' fees                                                                    7
 Auditing and legal fees                                                          24
 Custodian fee                                                                     5
 Other expenses                                                                    6             823
                                                                         -----------    -----------
Net investment income                                                                         5,004
                                                                                        -----------
Realized Gain and Unrealized Appreciation
 on Investments:
Net realized gain                                                                             1,368
                                                                                        -----------
Net unrealized appreciation on investments:
 Beginning of year                                                             7,054
 End of year                                                                   5,855
                                                                         -----------

  Change in unrealized appreciation on investments                                           (1,199)
                                                                                        -----------
Net realized gain and change in unrealized
 appreciation on investments                                                                    169
                                                                                        -----------
Net Increase in Net Assets
 Resulting from Operations                                                                   $5,173
                                                                                                  =

See Notes to Financial Statements


Statement of Changes in Net Assets
(dollars in thousands)                                                   Year Ended July 31
                                                                                 1998           1997
                                                                          ----------    -----------

Operations:
Net investment income                                                       $  5,004       $  4,680
Net realized gain on investments                                               1,368            118
Net change in unrealized appreciation on investments                          (1,199)         3,502
                                                                         -----------    -----------
 Net increase in net assets resulting from operations                          5,173          8,300
                                                                         -----------    -----------
Dividends and Distributions Paid to Shareholders:
Dividend paid from net investment income                                      (5,001)        (4,680)
Distribution paid from net realized gain on investments                         (244)             -
                                                                         -----------    -----------
 Total dividends and distributions                                            (5,245)        (4,680)
                                                                         -----------    -----------
Capital Share Transactions:
Proceeds from shares sold: 1,285,596 and 1,037,170 shares, respectively       21,057         16,514
Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments:
 188,801 and 168,347 shares, respectively                                      3,083          2,677
Cost of shares repurchased: 616,127 and 798,604 shares, respectively         (10,063)       (12,694)
                                                                         -----------    -----------
 Net increase in net assets resulting from capital
  share transactions                                                          14,077          6,497
                                                                         -----------    -----------
Total Increase in Net Assets                                                  14,005         10,117

Net Assets:
Beginning of year                                                            100,609         90,492
                                                                         -----------    -----------
End of year                                                                 $114,614       $100,609
                                                                                   =              =


See Notes to Financial Statements


Per-Share
 Data and Ratios                                       Year En   ded Jul      y 31
The Tax-Exempt                              --------  --------  --------  -------- --------
 Fund of Virginia                                1998      1997     1996      1995    1994
Net Asset Value,
 Beginning of Year                            $16.37    $15.77    $15.79    $15.49  $16.01
                                           ------------------------------------------------
Income from Investment
 Operations:
 Net investment income                           .78       .80       .81       .83     .80
 Net realized and
  unrealized gain (loss)
  on investments                                 .03       .60       .03       .30    (.52)
                                           ------------------------------------------------
  Total income from
   investment operations                         .81      1.40       .84      1.13     .28
                                           ------------------------------------------------
Less Distributions:
 Dividends from net
  investment income                             (.78)     (.80)     (.81)     (.83)   (.80)
 Distributions from
  net realized gains                            (.04)        -      (.05)        -       -
                                           --------------------        -         -       -
  Total distributions                           (.82)     (.80)     (.86)     (.83)   (.80)
                                           --------------------        -         -       -
Net Asset Value,
 End of Year                                  $16.36    $16.37    $15.77    $15.79  $15.49
                                           ================================================
Total Return (1)                               5.08%      9.10%     5.46%     7.56%   1.74%
Ratios/Supplemental Data:
 Net assets, end of
  year (in millions)                            $115      $101       $90       $92     $93
 Ratio of expenses to
  average net assets                           .78%        .81%     .79%      .79%     .78%
 Ratio of net income to
  average net assets                           4.73%      4.99%    5.11%     5.37%    5.04%
 Portfolio turnover rate                       24.66%    18.41%   27.34%    32.18%    2.36%

(1) Excludes maximum sales charge of 4.75%.


                         NOTES TO FINANCIAL STATEMENTS
1. The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital. The following paragraphs summarize the significant accounting policies consistently followed by the Trust in the preparation of its financial statements:
    Tax-exempt securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality, and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60/th/ day, based on the value determined on the 61/st/ day. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trust's Board.

    As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the Trust purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Premiums and original issue discounts on securities purchased are amortized. Amortization of market discounts on securities is recognized upon disposition, subject to applicable tax requirements. Dividends to shareholders are declared daily after determination of the fund's net investment income and paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. It is the Trust's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.
  As of July 31, 1998, net unrealized appreciation on investments for book and federal income tax purposes for the Maryland Fund aggregated $5,888,000, of which $5,959,000 related to appreciated securities and $71,000 related to depreciated securities. For the Virginia Fund, net unrealized appreciation aggregated $5,855,000, of which $5,908,000 related to appreciated securities and $53,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended July 31, 1998. The cost of portfolio securities for book and federal income tax purposes was $94,284,000 and $108,556,000 for the Maryland and Virginia Funds, respectively, at July 31, 1998.
3. Officers of the Trust received no remuneration from the Funds in such capacities. Their remuneration was paid by Washington Management Corporation
(WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. Fees of $181,000 and $201,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to WMC for business management services. The business management contract provides for monthly fees, accrued daily, based on an annual rate of 0.135% of the first $60 million of average net assets of each of the Funds; 0.09% of such assets in excess of $60 million; plus 1.35% of the gross investment income (excluding any net capital gains from transactions in portfolio securities). Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Funds that it has earned $44,000 and $41,000 on its retail sales of shares and under the distribution plan of the Maryland and Virginia Funds, respectively, but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Funds. All the officers of the Trust and three of its trustees are affiliated with WMC.
    Fees of $224,000 and $250,000 were recognized by the Maryland and Virginia Funds, respectively, and were paid or are payable to Capital Research and Management Company (CRMC) as Investment Adviser pursuant to an investment advisory contract with the Trust. The investment advisory contract provides for monthly fees, accrued daily, based on an annual rate of 0.165% of the first $60 million of average net assets of each of the Funds; 0.12% of such assets in excess of $60 million; plus 1.65% of the gross investment income (excluding any net capital gains from transactions in portfolio securities).
    Pursuant to a Plan of Distribution, the Funds may expend up to 0.25% of their average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Funds' Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts and reimbursements to American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, for its activities and expenses related to the sale of Fund shares or servicing of shareholder accounts. During the year ended July 31, 1998, distribution expenses under the Plan were $231,000 and $264,000, including accrued and unpaid expenses of $36,000 and $43,000, for the Maryland and Virginia Funds, respectively. Had no limitation been in effect, the Funds would have paid $256,000 and $311,000, respectively, in distribution expense under the Plan.
  American Funds Distributors, Inc. (AFD), the principal underwriter of the Funds' shares, has informed the Funds that it has received $48,000 and $58,000 (after allowances to dealers) for the Maryland and Virginia Funds, respectively, as its portion of the sales charges paid by purchasers of the Funds' shares. Such sales charges are not an expense of the Funds and, hence, are not reflected in the accompanying statement of operations.
  American Funds Service Company (AFS), the transfer agent for the Maryland and Virginia Funds, was paid fees of $31,000 and $34,000, respectively.
 Trustees who are unaffiliated with WMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the Funds. As of July 31, 1998, aggregate amounts deferred and earnings thereon were $14,000 each for the Maryland and Virginia Funds.
    CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC.
4.  As of July 31, 1998:
      The Tax-Exempt The Tax-Exempt
      Fund of  Fund of
      Maryland  Virginia
Accumulated
  undistributed net
  realized gain
  on investments          $   617,000   $  1,238,000
Paid-in capital    94,943,000 107,518,000
Purchases and sales of
  investment securities,
  excluding short-term
  securities, during the
  year ended July 31, 1998:
 Purchases     21,023,000    36,387,000
     Sales      9,291,000   25,433,000

Pursuant to the custodian agreement, the Funds receive credits against their custodian fees for imputed interest on certain balances with the custodian bank. The custodian fee of $5,000 for both the Maryland and Virginia Funds was paid by these credits rather than in cash.

REPORT OF INDEPENDENT ACCOUNTANTS
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE AMERICAN FUNDS TAX-EXEMPT SERIES I

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the ATrust@) at July 31, 1999, the results of each of their operations, the changes in each of their net assets and each of their per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust=s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
Los Angeles, California
August 31, 1999

                                     PART C
                               OTHER INFORMATION

ITEM 23 EXHIBITS:
  (a).Designation Notice dated December 16, 1999
  (b). On file (see SEC file nos. 811-4653 and 33-5270)
  (c). Form of Share Certificate
  (d). On file (see SEC file nos. 811-4653 and 33-5270)
  (e). Form of Amended and Restated Principal Underwriting Agreement
  (f). None
  (g). On file (see SEC file nos. 811-4653 and 33-5270)
  (h). On file (see SEC file nos. 811-4653 and 33-5270)
  (i). Legal Opinion for Class B Shares
  (j). Consent of Independent Accountants
  (k). None
  (l). Not applicable to this filing
 (m). Form of Amended and Restated Principal Underwriting Agreement
 (n). Form of Multiple Class Plan
 (p). Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
  None.
ITEM 25. INDEMNIFICATION.
 Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company, and ICI Mutual which insures its officers and trustees against certain liabilities.
  Article VI of the Trust's By-Laws states:
 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.
    (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case,
ITEM 25. INDEMNIFICATION (CONT.)
such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).
 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.
 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.
 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.
 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.
 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.
 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission. Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.
  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.
ITEM 27. PRINCIPAL UNDERWRITERS.
 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                             (2)             (3)



       NAME AND PRINCIPAL          POSITIONS AND OFFICES         POSITIONS AND OFFICES

          BUSINESS ADDRESS           WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug              Regional Vice President       None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                Vice President                None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison           Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President                None



       Steven L. Barnes            Senior Vice President         None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer               Assistant Vice President      None



       Michelle A. Bergeron        Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080

       J. Walter Best, Jr.         Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair             Senior Vice President         None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard           Vice President                None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell               Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower           Senior Vice President         None

       29003 Colonial Drive

       Georgetown, TX 78628



       Alan Brown                  Regional Vice President       None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns              Vice President                None



       Brian C. Casey              Regional Vice President       None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato           Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin       Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin            Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen         Director                      None



L      Kevin G. Clifford           Director, President and Co-Chief    None

                                   Executive Officer



       Ruth M. Collier             Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh             Assistant Vice President      None



H      Carlo O. Cordasco           Assistant Vice President      None



       Thomas E. Cournoyer         Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell        Senior Vice President         None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting             Vice President                None



       William Daugherty           Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis        Regional Vice President       None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella          Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge               Senior Vice President         None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran              Director, Executive Vice President    None

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570

L      Michael J. Downer           Secretary                     None



       Robert W. Durbin            Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President         None



L      Paul H. Fieberg             Senior Vice President         None



       John Fodor                   Vice President               None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick             Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner            Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford         Vice President                None



       Jeffrey J. Greiner          Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.          Director                      None



B      Mariellen Hamann            Assistant Vice President      None



       David E. Harper             Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris             Assistant Vice President      None



       Ronald R. Hulsey            Vice President                None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish             Regional Vice President       None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston         Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan            Vice President                None



       Arthur J. Levine            Senior Vice President         None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis               Assistant Vice President      None



       T. Blake Liberty            Regional Vice President       None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                Regional Vice President       None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy              Assistant Vice President      None



L      Susan G. Lindgren           Vice President - Institutional   None

                                   Investment Services



LW     Robert W. Lovelace          Director                      None



       Stephen A. Malbasa          Vice President                None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President         None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar           Director, Senior Vice President   None



L      E. Lee McClennahan          Senior Vice President         None



S      John V. McLaughlin          Senior Vice President         None

       Terry W. McNabb             Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat          Vice President - Institutional   None

                                   Investment Services



       David R. Murray             Vice President                None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson           Vice President                None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe              Regional Vice President       None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus              Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson               Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace               Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry             Regional Vice President       None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips            Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim         Assistant Vice President      None



       Carl S. Platou              Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040

L      John O. Post                Senior Vice President         None



S      Richard P. Prior            Vice President                None



       Steven J. Reitman           Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President                None

       244 Lambeau Lane

       Glenville, NC  28736



       George S. Ross              Senior Vice President         None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth               Vice President                None



L      James F. Rothenberg         Director                      None



       Douglas F. Rowe             Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey        Regional Vice President       None

       9417 Beverlywood Street

       Los Angeles, CA  90034



       Dean B. Rydquist            Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson           Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti         Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan         Director                      None



       Brad W. Short               Regional Vice President       None

       306 15th Street

       Seal Beach, CA 90740



       David W. Short              Chairman of the Board and     None

       1000 RIDC Plaza, Suite 212   Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon            Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith               Assistant Vice President -    None

                                   Institutional Investment Services



       Rodney G. Smith             Vice President                None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft     Assistant Vice President      None



       Anthony L. Soave            Regional Vice President       None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Therese L. Souiller         Assistant Vice President      None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini      Regional Vice President       None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo        Assistant Vice President      None



       Daniel S. Spradling         Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern               Director                      None



B      Max D. Stites               Vice President                None

       Thomas A. Stout             Regional Vice President       None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser           Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri        Senior Vice President         None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor              Assistant Vice President      None



S      James P. Toomey             Vice President                None



I      Christopher E. Trede        Vice President                None



       George F. Truesdail         Vice President                None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale              Regional Vice President       None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren            Regional Vice President       None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President,        None

                                   Treasurer and Controller



       Gregory J. Weimer           Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                      None





       George J. Wenzel            Regional Vice President       None

       3406 Shakespeare Drive

       Troy, MI 48084



       J. D. Wiedmaier             Assistant Vice President      None

       3513 Riverstone Way

       Chesapeake, VA 23325



       Timothy J. Wilson           Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly           Vice President                None



H      Marshall D. Wingo           Director, Senior Vice President   None



L      Robert L. Winston           Director, Senior Vice President   None



       William R. Yost             Vice President                None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young              Regional Vice President       None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon             Regional Vice President       None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
 (c) None
 ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Trust, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of CRMC's fund accounting department, 5300 Robin Hood Road, Norfolk, VA 23513.
 Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821.
 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, New York, 10081.
ITEM 29.  MANAGEMENT SERVICES.
 None.
ITEM 30. UNDERTAKINGS.
 N/A
                            SIGNATURE OF REGISTRANT
 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 9th day of March, 2000.
      THE AMERICAN FUNDS TAX-EXEMPT SERIES I
      By   Harry J. Lister, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on March 9, 2000, by the following persons in the capacities indicated.
       SIGNATURE         TITLE
(1) Principal Executive Officer:
       Harry J. Lister   President
(2)  Principal Financial Officer and
     Principal Accounting Officer:
      Howard L. Kitzmiller   Senior Vice President, Secretary and Treasurer
(3)  Trustees:
  James H. Lemon, Jr.*   Chairman of the Board
  Stephen Hartwell*      Chairman Emeritus and Trustee
  Harry J. Lister        President and Trustee
  Cyrus A. Ansary*       Trustee
  Jean Head Sisco*       Trustee
  T. Eugene Smith*       Trustee
  Stephen G. Yeonas*     Trustee

*By Howard L. Kitzmiller, Attorney-in-Fact